UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                     811-22001

db-X Exchange-Traded Funds Inc.

(Exact name of registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 250-4352

Date of fiscal year end:             May 31

Date of reporting period:             May 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

May 31, 2013

db-X Exchange-Traded Funds Inc.

db X-trackers 2010 Target Date Fund (TDD)

(formerly known as db-X 2010 Target Date Fund)

db X-trackers 2020 Target Date Fund (TDH)

(formerly known as db-X 2020 Target Date Fund)

db X-trackers 2030 Target Date Fund (TDN)

(formerly known as db-X 2030 Target Date Fund)

db X-trackers 2040 Target Date Fund (TDV)

(formerly known as db-X 2040 Target Date Fund)

db X-trackers In-Target Date Fund (TDX)

(formerly known as db-X In-Target Date Fund)

db-X Exchange-Traded Funds Inc.

TO OUR SHAREHOLDERS: (Unaudited)

Dear Shareholder,

We are pleased to present this Annual Report for db-X Exchange-Traded Funds Inc., which covers the year ended May 31, 2013.

We believe that these funds provide convenience and clarity for investors seeking a sophisticated product in one single investment. Over the past year, the funds have continued to highlight the benefits of target-date investing. During the one year covered by this report, investors with a longer investment horizon benefitted from higher exposure to equities as the db X-trackers 2040 Target Date Fund and the db X-trackers 2030 Target Date Fund, which allocate a large percentage of assets to domestic and international equities, experienced NAV returns of 26.35% and 20.94%, respectively.* The db X-trackers 2020 Target Date Fund, with a more balanced allocation between equity and fixed income securities, experienced a NAV return of 15.04%.* The db X-trackers 2010 Target Date Fund and the X-trackers In-Target Date Fund, which have the greatest percentage allocations to less volatile fixed income securities experienced NAV returns of 4.41% and 8.37%, respectively.*

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. Our team at Deutsche Bank values the trust that you have placed in us and we look forward to meeting your investment needs by continuing to offer innovative index-driven strategies.

Very truly yours,

Alex Depetris Chairman, President and Chief Executive Officer
July 26, 2013

*************************

* Past performance is no guarantee of future results. Fund performance assumes reinvestment of dividends and capital gains distributions. A Fund’s net asset value (“NAV”) return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. The most recent month end performance may be obtained by visiting www.dbxus.com.

An index is a statistical measure of a specified financial market or sector. An index is unmanaged and one cannot invest directly in an index. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

This Page is Intentionally Left Blank

db-X Exchange-Traded Funds Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the year ended May 31, 2013 equity markets strengthened around the world as a combination of improving economic fundamentals, waning concern over Eurozone instability and U.S Federal Reserve stimulus measures pushed stocks higher, with the S&P 500 Index increasing 27.28%, the Russell 3000 Index increasing 27.88% and the NASDAQ Composite Index increasing 19.80%. International markets were even stronger, with the Morgan Stanley Capital International EAFE Index (measuring equities in Europe, Australasia and the Far East) gaining 31.62%. Equity strength pushed U.S. fixed income securities to the back burner as risk appetites increased, with the Barclays Capital U.S. Aggregate Bond Index increasing only 0.91% during the same period.

The db-X Exchange-Traded Funds had a wide range of returns during the year (For specific performance results, please refer to the Performance Summary on the following pages of this report). The wide range in the performance of the five db-X Exchange-Traded Funds was due to the varying allocations in the funds to domestic equities, international equities and fixed income securities. The db X-trackers 2040 Target Date Fund, which has the greatest exposure to domestic and international equities, experienced an increase in NAV of 26.35% during the year ended May 31, 2013. The db X-trackers 2010 Target Date Fund, which has a heavy exposure to short term U.S. Treasuries, experienced a more modest increase in NAV of 4.41% during the same period.

The Standard & Poor’s (“S&P”) 500 Index is a broad-based index designed to measure the performance of the domestic stock market as represented by 500 large capitalization stocks.

The Russell 3000 Index is a broad-based index representing approximately 98% of the investable U.S. equity market.

The NASDAQ Composite Index is a broad-based index of NASDAQ-listed securities commonly used as a barometer of technology stock performance.

The Morgan Stanley Capital International (“MSCI”) EAFE Index is a broad-based index representing the largest stocks by market capitalization in 21 developed countries in Europe, Australasia and the Far East.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based index designed to represent the U.S. investment-grade bond universe.

*************************

Performance quoted above represents past performance, assumes reinvestment of all dividends and capital gains distributions at net asset value (“NAV”), and does not guarantee future results. A Fund’s NAV return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. Fund performance data current to the most recent month end may be obtained by visiting www.dbxus.com. See pages 4-13 of this report for additional performance information, including performance data based on market value.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2010 Target Date Fund (TDD) (Unaudited)

The db X-trackers 2010 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2010 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2013, the Fund’s net asset value increased 4.41%, compared to an increase of 4.80% for the Zacks 2010 Lifecycle Index and an increase of 4.81% for the Dow Jones Target 2010 Index. The fund’s performance benefited from favorable results in short-term fixed income securities, though the bulk of the returns were the result of the fund’s exposure to domestic and international equities.

Performance as of 5/31/13

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	4.41%	6.65%	4.80%	4.81%
Five Year	1.71%	0.84%	2.02%	4.24%
Since Inception[1]	1.33%	0.57%	1.62%	4.22%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	4.41%	6.65%	4.80%	4.81%
Five Year	8.85%	4.28%	10.51%	23.09%
Since Inception[1]	7.78%	3.28%	9.56%	26.37%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2012, as disclosed in the most recent prospectus dated September 28, 2012, was 1.39%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/13.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash sub indexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2010 Target Date Fund (TDD) (Unaudited) (Continued)

Growth of a $10,000 Investment in TDD2 as of 5/31/13

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/13

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	497	$44,963	0.5%
Apple, Inc.	94	42,270	0.4%
Berkshire Hathaway, Inc., Class B	312	35,590	0.4%
Google, Inc., Class A	39	33,946	0.4%
Chevron Corp.	250	30,688	0.3%
Microsoft Corp.	879	30,661	0.3%
General Electric Co.	1,210	28,217	0.3%
Johnson & Johnson	324	27,274	0.3%
Procter & Gamble (The) Co.	328	25,177	0.3%
Wells Fargo & Co.	572	23,195	0.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Treasury Bond/Note 1.75%, 3/31/14	$500,000	$506,699	5.2%
US Treasury Bond/Note 4.75%, 5/15/14	434,800	453,771	4.6%
US Treasury Bond/Note 2.375%, 9/30/14	435,000	447,557	4.6%
US Treasury Bond/Note 4.25%, 11/15/14	409,000	432,756	4.4%
US Treasury Bond/Note 0.50%, 10/15/13	426,000	426,699	4.3%
US Treasury Bond/Note 0.75%, 6/15/14	412,000	414,527	4.2%
US Treasury Bond/Note 0.25%, 12/15/14	405,000	405,127	4.1%
US Treasury Bond/Note 2.625%, 7/31/14	390,000	401,091	4.1%
US Treasury Bond/Note 0.50%, 10/15/14	395,000	396,605	4.0%
US Treasury Bond/Note 1.00%, 7/15/13	395,000	395,494	4.0%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

Sector Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2020 Target Date Fund (TDH) (Unaudited)

The db X-trackers 2020 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2020 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2013, the Fund’s net asset value increased 15.04%, compared to an increase of 15.43% for the Zacks 2020 Lifecycle Index and 10.84% for the Dow Jones Target 2020 Index. The fund’s performance benefited from favorable results in domestic and international equities.

Performance as of 5/31/13

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	15.04%	20.50%	15.43%	10.84%
Five Year	3.55%	2.98%	3.71%	4.03%
Since Inception[1]	2.24%	1.79%	2.38%	3.40%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	15.04%	20.50%	15.43%	10.84%
Five Year	19.07%	15.79%	19.99%	21.84%
Since Inception[1]	13.35%	10.55%	14.29%	20.90%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2012, as disclosed in the most recent prospectus dated September 28, 2012, was 1.16%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/13.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2020 Target Date Fund (TDH) (Unaudited) (Continued)

Growth of a $10,000 Investment in TDH2 as of 5/31/13

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/13

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	4,678	$423,219	1.4%
Apple, Inc.	919	413,255	1.3%
Microsoft Corp.	8,581	299,306	1.0%
Google, Inc., Class A	337	293,327	0.9%
Berkshire Hathaway, Inc., Class B	2,520	287,457	0.9%
International Business Machines Corp.	1,212	252,120	0.8%
General Electric Co.	10,791	251,646	0.8%
Wal-Mart Stores, Inc.	3,357	251,238	0.8%
Chevron Corp.	1,927	236,539	0.8%
Johnson & Johnson	2,737	230,401	0.7%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Treasury Bond/Note 0.75%, 9/15/13	$1,111,900	$1,114,202	3.6%
National Rural Utilities Cooperative Finance Corp. 1.00%, 2/02/15	784,000	790,141	2.5%
US Treasury Bond/Note 0.25%, 12/15/14	719,800	720,025	2.3%
US Treasury Bond/Note 2.50%, 3/31/15	684,800	712,380	2.3%
US Treasury Bond/Note 4.25%, 8/15/15	642,700	697,631	2.2%
US Treasury Bond/Note 2.625%, 12/31/14	652,400	676,941	2.2%
US Treasury Bond/Note 2.375%, 9/30/14	652,400	671,233	2.2%
US Treasury Bond/Note 2.375%, 2/28/15	641,800	665,191	2.1%
US Treasury Bond/Note 2.125%, 5/31/15	641,800	664,915	2.1%
US Treasury Bond/Note 0.375%, 3/15/15	659,800	660,909	2.1%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

Sector Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2030 Target Date Fund (TDN) (Unaudited)

The db X-trackers 2030 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2030 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2013, the Fund’s net asset value increased 20.94%, compared to an increase of 21.88% for the Zacks 2030 Lifecycle Index and 17.75% for the Dow Jones Target 2030 Index. The fund’s performance benefitted from a large exposure to domestic and international equities.

Performance as of 5/31/13

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	20.94%	29.97%	21.88%	17.75%
Five Year	3.55%	3.60%	4.04%	4.13%
Since Inception[1]	1.70%	1.78%	2.14%	3.01%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	20.94%	29.97%	21.88%	17.75%
Five Year	19.06%	19.33%	21.93%	22.45%
Since Inception[1]	10.02%	10.49%	12.74%	18.32%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2012, as disclosed in the most recent prospectus dated September 28, 2012, was 1.18%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/13.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2030 Target Date Fund (TDN) (Unaudited) (Continued)

Growth of a $10,000 Investment in TDN2 as of 5/31/13

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/13

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	6,426	$581,360	1.9%
Apple, Inc.	1,265	568,845	1.9%
Google, Inc., Class A	464	403,871	1.3%
Microsoft Corp.	11,539	402,479	1.3%
Berkshire Hathaway, Inc., Class B	3,448	393,314	1.3%
International Business Machines Corp.	1,748	363,619	1.2%
Wal-Mart Stores, Inc.	4,710	352,495	1.2%
General Electric Co.	14,969	349,076	1.2%
Chevron Corp.	2,642	324,306	1.1%
Johnson & Johnson	3,790	319,042	1.1%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
Procter & Gamble (The) Co. 5.55%, 3/05/37	$186,000	$229,631	0.8%
General Electric Capital Corp. 2.10%, 1/07/14	222,000	224,373	0.7%
AT&T, Inc. 5.55%, 8/15/41	201,000	222,847	0.7%
Southern California Edison Co. 6.05%, 3/15/39	165,000	210,958	0.7%
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	151,000	202,160	0.7%
Amgen, Inc. 5.65%, 6/15/42	158,000	178,239	0.6%
Cisco Systems, Inc. 5.90%, 2/15/39	137,000	168,940	0.6%
US Treasury Bond/Note 4.375%, 5/15/41	111,400	135,265	0.4%
Johnson & Johnson 5.95%, 8/15/37	101,000	131,363	0.4%
Florida Power & Light Co. 5.95%, 2/01/38	103,000	130,527	0.4%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

Sector Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2040 Target Date Fund (TDV) (Unaudited)

The db X-trackers 2040 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2040 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2013, the Fund’s net asset value increased 26.35%, compared to an increase of 26.46% for the Zacks 2040 Lifecycle Index and 22.96% for the Dow Jones Target 2040 Index. The fund’s performance benefitted from a large exposure to domestic and international equities.

Performance as of 5/31/13

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	26.35%	20.50%	26.46%	22.96%
Five Year	3.29%	2.52%	3.24%	4.31%
Since Inception[1]	1.36%	0.75%	1.33%	2.93%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	26.35%	20.50%	26.46%	22.96%
Five Year	17.55%	13.23%	17.27%	23.47%
Since Inception[1]	7.98%	4.32%	7.78%	17.76%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2012, as disclosed in the most recent prospectus dated September 28, 2012, was 1.20%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/13.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2040 Target Date Fund (TDV) (Unaudited) (Continued)

Growth of a $10,000 Investment in TDV2 as of 5/31/13

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/13

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	7,397	$669,206	2.2%
Apple, Inc.	1,466	659,230	2.2%
Microsoft Corp.	13,549	472,590	1.6%
Google, Inc., Class A	529	460,447	1.5%
Berkshire Hathaway, Inc., Class B	3,972	453,086	1.5%
International Business Machines Corp.	1,982	412,296	1.4%
General Electric Co.	17,320	403,902	1.3%
Wal-Mart Stores, Inc.	5,378	402,490	1.3%
Chevron Corp.	3,114	382,244	1.3%
Johnson & Johnson	4,330	364,499	1.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Treasury Bond/Note 4.375%, 11/15/39	$112,200	$136,095	0.5%
US Treasury Bond/Note 4.625%, 2/15/40	85,700	108,049	0.4%
US Treasury Bond/Note 4.375%, 5/15/41	81,400	98,838	0.3%
US Treasury Bond/Note 3.875%, 8/15/40	84,800	94,910	0.3%
US Treasury Bond/Note 4.375%, 5/15/40	75,800	92,002	0.3%
US Treasury Bond/Note 4.75%, 2/15/41	68,500	88,076	0.3%
US Treasury Bond/Note 4.50%, 2/15/36	66,200	81,612	0.3%
US Treasury Bond/Note 3.125%, 2/15/42	65,100	63,249	0.2%
General Electric Capital Corp. 2.10%, 1/07/14	34,000	34,364	0.1%
AT&T, Inc. 5.55%, 8/15/41	30,000	33,261	0.1%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

Sector Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers In-Target Date Fund (TDX) (Unaudited)

The db X-trackers In-Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks In-Target Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2013, the Fund’s net asset value increased 8.37%, compared to an increase of 8.92% for the Zacks In-Target Lifecycle Index and an increase of 3.04% for the Dow Jones Target Today Index. The fund’s performance benefited from favorable results in domestic and international equities.

Performance as of 5/31/13

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	8.37%	14.33%	8.92%	3.04%
Five Year	3.18%	7.14%	3.44%	4.95%
Since Inception[1]	3.19%	2.67%	3.41%	4.81%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	8.37%	14.33%	8.92%	3.04%
Five Year	16.97%	41.17%	18.41%	27.32%
Since Inception[1]	19.47%	16.12%	20.92%	30.53%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2012, as disclosed in the most recent prospectus dated September 28, 2012, was 1.36%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/13.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers In-Target Date Fund (TDX) (Unaudited) (Continued)

Growth of a $10,000 Investment in TDX2 as of 5/31/13

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/13

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	1,055	$95,446	0.9%
Apple, Inc.	203	91,285	0.8%
Microsoft Corp.	1,970	68,715	0.6%
Berkshire Hathaway, Inc., Class B	539	61,485	0.5%
Google, Inc., Class A	69	60,058	0.5%
General Electric Co.	2,465	57,484	0.5%
Wal-Mart Stores, Inc.	764	57,177	0.5%
International Business Machines Corp.	270	56,166	0.5%
Chevron Corp.	431	52,905	0.5%
Johnson & Johnson	625	52,612	0.5%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Treasury Bond/Note 4.75%, 5/15/14	$582,900	$608,335	5.4%
US Treasury Bond/Note 2.625%, 7/31/14	580,000	596,494	5.3%
US Treasury Bond/Note 1.25%, 3/15/14	500,000	504,414	4.5%
US Treasury Bond/Note 2.375%, 8/31/14	444,000	456,089	4.1%
US Treasury Bond/Note 0.25%, 12/15/14	375,000	375,117	3.4%
US Treasury Bond/Note 0.75%, 6/15/14	367,000	369,251	3.3%
US Treasury Bond/Note 1.25%, 2/15/14	363,700	366,627	3.3%
US Treasury Bond/Note 0.50%, 10/15/14	355,000	356,442	3.2%
US Treasury Bond/Note 2.125%, 11/30/14	345,000	354,730	3.2%
US Treasury Bond/Note 2.125%, 5/31/15	342,000	354,317	3.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

Sector Breakdown* as of 5/31/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

FEES AND EXPENSES (Unaudited)

As a shareholder of one or more of the funds of db-X Exchange-Traded Funds Inc. (each, a “Fund” and collectively, the “Funds” or “db-X Target Date Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six month period ended May 31, 2013.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) December 1, 2012 to May 31, 2013
db X-trackers 2010 Target Date Fund
Actual	$1,000.00	$1,026.25	0.65%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db X-trackers 2020 Target Date Fund
Actual	$1,000.00	$1,081.58	0.65%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db X-trackers 2030 Target Date Fund
Actual	$1,000.00	$1,103.71	0.65%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db X-trackers 2040 Target Date Fund
Actual	$1,000.00	$1,135.12	0.65%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db X-trackers In-Target Date Fund
Actual	$1,000.00	$1,047.71	0.65%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(1) DBX Strategic Advisors LLC (the “Advisor”), has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of each Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2013. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by the Advisor.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2012 to May 31, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 182 days and then dividing the result by 365.

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund

May 31, 2013

	Number of Shares	Value

COMMON STOCKS — 19.8%
Basic Materials — 0.9%
Air Liquide SA (France)	29	$3,745
Anglo American PLC (United Kingdom)	139	3,224
BASF SE (Germany)	80	7,822
BHP Billiton Ltd. (Australia)	274	9,147
BHP Billiton PLC (United Kingdom)	167	4,860
Coeur Mining Inc.*	50	710
Dow Chemical (The) Co.	116	3,997
E.I. du Pont de Nemours & Co.	137	7,643
Freeport-McMoRan Copper & Gold, Inc.	100	3,105
International Paper Co.	200	9,230
Linde AG (Germany)	17	3,271
Monsanto Co.	100	10,064
Rio Tinto Ltd. (Australia)	46	2,429
Rio Tinto PLC (United Kingdom)	123	5,339
Sherwin-Williams (The) Co.	50	9,427
Syngenta AG (Switzerland)	8	3,146

		87,159

Communications — 1.9%
Amazon.com, Inc.*	33	8,878
Anixter International, Inc.*	105	8,056
AT&T, Inc.	598	20,924
Bankrate, Inc.*	100	1,431
Brightcove, Inc.*	100	748
BT Group PLC, Class A (United Kingdom)	709	3,254
CenturyLink, Inc.	100	3,415
Cisco Systems, Inc.	600	14,448
Comcast Corp., Class A	240	9,635
Consolidated Communications Holdings, Inc.	100	1,702
Corning, Inc.	156	2,398
Deutsche Telekom AG (Germany)	290	3,331
France Telecom SA (France)	197	2,008
Google, Inc., Class A*	39	33,946
Leap Wireless International, Inc.*	300	1,695
News Corp., Class A	165	5,298
SoftBank Corp. (Japan)	100	5,147
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	574	6,777
Telefonica SA (Spain)*	387	5,332
Thomson Reuters Corp. (Canada)	100	3,340
Time Warner, Inc.	123	7,180
Verizon Communications, Inc.	329	15,950
Vodafone Group PLC (United Kingdom)	3,915	11,418
Vonage Holdings Corp.*	1,000	2,740
Walt Disney (The) Co.	185	11,669

		190,720

Consumer, Cyclical — 2.1%
Arctic Cat, Inc.	100	4,689
Ascena Retail Group, Inc.*	67	1,362
Bayerische Motoren Werke AG (Germany)	35	3,352
Cash America International, Inc.	100	4,771
Cie Financiere Richemont SA (Switzerland)	54	4,848
Cinemark Holdings, Inc.	34	998
Compass Group PLC (United Kingdom)	241	3,173
CVS Caremark Corp.	127	7,313

	Number of Shares	Value

Consumer, Cyclical (Continued)
Daimler AG (Germany)	84	$5,395
Dana Holding Corp.	100	1,892
Dr Horton, Inc.	100	2,436
DTS, Inc.*	100	1,976
Ford Motor Co.	499	7,824
GNC Holdings, Inc., Class A	100	4,503
Hennes & Mauritz AB, Class B (Sweden)	31	1,067
Honda Motor Co. Ltd. (Japan)	131	4,995
Inditex SA (Spain)	26	3,238
JetBlue Airways Corp.*	200	1,242
Kohl’s Corp.	134	6,888
Krispy Kreme Doughnuts, Inc.*	300	5,196
Las Vegas Sands Corp.	67	3,879
Lennar Corp., Class A	100	3,932
Life Time Fitness, Inc.*	100	4,984
Lions Gate Entertainment Corp. (Canada)*	100	2,880
Lowe’s Cos., Inc.	100	4,211
LVMH Moet Hennessy Louis Vuitton SA (France)	19	3,375
Maidenform Brands, Inc.*	100	1,819
MDC Holdings, Inc.	100	3,711
Men’s Wearhouse, (The), Inc.	100	3,620
Mitsui & Co. Ltd. (Japan)	200	2,570
Nissan Motor Co. Ltd. (Japan)	300	3,330
Penske Automotive Group, Inc.	167	5,362
Red Robin Gourmet Burgers, Inc.*	100	5,252
Ross Stores, Inc.	100	6,431
Ruby Tuesday, Inc.*	300	2,775
Saks, Inc.*	167	2,477
Southwest Airlines Co.	400	5,668
Systemax, Inc.	100	965
Target Corp.	67	4,657
Toyota Motor Corp. (Japan)	233	13,939
VF Corp.	100	18,386
Wabash National Corp.*	300	3,150
Wal-Mart Stores, Inc.	301	22,526
World Fuel Services Corp.	10	407

		207,464

Consumer, Non-cyclical — 4.1%
Abbott Laboratories	300	11,001
Acacia Research-Acacia Technologies	100	2,500
Accuray, Inc.*	300	1,611
Aetna, Inc.	200	12,075
Align Technology, Inc.*	100	3,575
Anheuser-Busch InBev NV (Belgium)	67	6,194
Ariad Pharmaceuticals, Inc.*	100	1,834
AstraZeneca PLC (United Kingdom)	81	4,170
Avanir Pharmaceuticals, Inc., Class A*	600	1,992
Bayer AG (Germany)	65	7,003
Becton Dickinson and Co.	100	9,862
BioScrip, Inc.*	300	4,194
Bristol-Myers Squibb Co.	134	6,165
British American Tobacco PLC (United Kingdom)	179	9,853
Capella Education Co.*	100	4,356
Centene Corp.*	100	4,950
Chemocentryx, Inc.*	100	1,351
Coca-Cola (The) Co.	562	22,475

See Notes to Financial Statements.	15

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
CONMED Corp.	67	$2,206
Convergys Corp.	100	1,817
CSL Ltd. (Australia)	61	3,480
DANONE SA (France)	45	3,319
Diageo PLC (United Kingdom)	238	7,055
Fresh Del Monte Produce, Inc.	100	2,677
FTI Consulting, Inc.*	100	3,799
GlaxoSmithKline PLC (United Kingdom)	412	10,726
Hanger, Inc.*	100	3,191
Harris Teeter Supermarkets, Inc.	25	1,175
Imperial Tobacco Group PLC (United Kingdom)	70	2,522
Incyte Corp. Ltd.*	67	1,485
JM Smucker (The) Co.	67	6,764
Johnson & Johnson	324	27,274
Live Nation Entertainment, Inc.*	83	1,130
Magellan Health Services, Inc.*	7	382
Medtronic, Inc.	100	5,101
Merck & Co., Inc.	284	13,263
Molina Healthcare, Inc.*	67	2,533
Mondelez International, Inc., Class A	252	7,424
Nestle SA (Switzerland)	264	17,518
Novartis AG (Switzerland)	183	13,205
Novo Nordisk A/S, Class B (Denmark)	32	5,158
Pfizer, Inc.	823	22,410
Pilgrim’s Pride Corp.*	400	4,784
Procter & Gamble (The) Co.	328	25,177
Quad/Graphics, Inc.	100	2,330
Reckitt Benckiser Group PLC (United Kingdom)	51	3,659
Rent-A-Center, Inc.	100	3,658
Roche Holding AG (Switzerland)	59	14,752
Rollins, Inc.	21	530
SABMiller PLC (United Kingdom)	67	3,390
Salix Pharmaceuticals Ltd.*	50	3,034
Sanofi (France)	62	6,649
Santarus, Inc.*	300	6,681
Seaboard Corp.	1	2,755
Seattle Genetics, Inc.*	67	2,299
Select Medical Holdings Corp.	67	529
Sequenom, Inc.*	500	2,070
Spectrum Brands Holdings, Inc.	100	6,029
Takeda Pharmaceutical Co. Ltd. (Japan)	100	4,480
Tesco PLC (United Kingdom)	779	4,326
Teva Pharmaceutical Industries Ltd. (Israel)	93	3,571
Unilever NV (Netherlands)	159	6,517
Unilever PLC (United Kingdom)	125	5,270
UnitedHealth Group, Inc.	114	7,140
ViroPharma, Inc.*	67	1,843
Woolworths Ltd. (Australia)	100	3,158

		405,406

Energy — 2.2%
BG Group PLC (United Kingdom)	277	5,105
BP PLC (United Kingdom)	1,477	10,625
Cameron International Corp.*	167	10,165
Cheniere Energy, Inc.*	100	2,935
Chevron Corp.	250	30,688
ConocoPhillips	126	7,729

	Number of Shares	Value

Energy (Continued)
Continental Resources, Inc.*	100	$8,113
CVR Energy, Inc.	100	6,281
Dril-Quip, Inc.*	9	814
Energy XXI Bermuda Ltd. (Bermuda)	100	2,553
ENI S.p.A (Italy)	153	3,480
Exxon Mobil Corp.	497	44,963
Hess Corp.	200	13,482
Kodiak Oil & Gas Corp.*	200	1,756
McMoRan Exploration Co.*	67	1,114
Oasis Petroleum, Inc.*	100	3,716
Royal Dutch Shell PLC, Class A (United Kingdom)	298	9,975
Royal Dutch Shell PLC, Class B (United Kingdom)	208	7,207
Schlumberger Ltd. (Netherland Antilles)	105	7,668
Southwestern Energy Co.*	196	7,387
Statoil ASA (Norway)	106	2,415
Targa Resources Corp.	100	6,442
Tesco Corp.*	200	2,552
Total SA (France)	184	9,228
Vantage Drilling Co.*	1,267	2,433
Williams (The) Cos., Inc.	100	3,518
Woodside Petroleum Ltd. (Australia)	80	2,756

		215,100

Financial — 4.2%
AIA Group Ltd. (Hong Kong)	800	3,561
Allianz SE (Germany)	21	3,269
American Campus Communities, Inc. REIT	7	286
American Express Co.	100	7,571
American International Group, Inc.*	234	10,404
AON PLC (United Kingdom)	200	12,734
Australia & New Zealand Banking Group Ltd. (Australia)	186	4,902
Banco Bilbao Vizcaya Argentaria SA (Spain)	321	3,024
Banco Santander SA (Spain)	1,346	9,692
Bank of America Corp.	1,160	15,846
Barclays PLC (United Kingdom)	757	3,686
Berkshire Hathaway, Inc., Class B*	312	35,590
BioMed Realty Trust, Inc. REIT	133	2,784
BNP Paribas (France)	152	8,954
Boston Properties, Inc. REIT	80	8,525
CBL & Associates Properties, Inc. REIT	100	2,299
Citigroup, Inc.	328	17,053
Citizens, Inc.*	200	1,216
Commonwealth Bank of Australia (Australia)	129	8,254
Deutsche Bank AG (Germany) (a)	56	2,626
Equity One, Inc. REIT	73	1,703
Extra Space Storage, Inc. REIT	100	4,189
Franklin Resources, Inc.	21	3,251
Geo Group (The), Inc. REIT	77	2,681
Goldman Sachs Group (The), Inc.	39	6,321
Hancock Holding Co.	100	2,855
Hatteras Financial Corp. REIT	67	1,730
Highwoods Properties, Inc. REIT	54	1,967
HSBC Holdings PLC (United Kingdom)	1,524	16,809
ING Groep NV (Netherlands)*	381	3,581

See Notes to Financial Statements.	16

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Financial (Continued)
Invesco Mortgage Capital, Inc. REIT	67	$1,250
JPMorgan Chase & Co.	415	22,654
Kilroy Realty Corp. REIT	50	2,646
LaSalle Hotel Properties REIT	150	3,960
Marsh & McLennan Cos., Inc.	100	4,002
Meadowbrook Insurance Group, Inc.	234	1,877
MFA Financial, Inc. REIT	226	1,984
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,000	5,923
Mizuho Financial Group, Inc. (Japan)	1,113	2,161
Monmouth Real Estate Investment Corp., Class A REIT	200	2,052
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	18	3,384
National Australia Bank Ltd. (Australia)	175	4,857
National Retail Properties, Inc. REIT	65	2,332
Ocwen Financial Corp.*	100	4,278
OMEGA Healthcare Investors, Inc. REIT	65	2,107
Primerica, Inc.	67	2,360
ProLogis, Inc. REIT	200	8,060
Prudential PLC (United Kingdom)	237	4,022
PS Business Parks, Inc. REIT	100	7,631
Republic Bancorp, Inc., Class A	100	2,381
Ryman Hospitality Properties REIT	113	4,323
Simon Property Group, Inc. REIT	42	6,990
Sovran Self Storage, Inc. REIT	100	6,487
Standard Chartered PLC (United Kingdom)	300	7,006
Starwood Property Trust, Inc. REIT	100	2,537
Sumitomo Mitsui Financial Group, Inc. (Japan)	81	3,270
T. Rowe Price Group, Inc.	183	13,882
Tanger Factory Outlet Centers, Inc. REIT	67	2,310
Taylor Capital Group, Inc.*	100	1,661
Texas Capital Bancshares, Inc.*	100	4,416
Two Harbors Investment Corp. REIT	200	2,206
U.S. Bancorp	200	7,012
UBS AG (Switzerland)*	337	5,995
Visa, Inc., Class A	93	16,567
Washington Real Estate Investment Trust REIT	33	918
Wells Fargo & Co.	572	23,195
Westpac Banking Corp. (Australia)	261	7,104
Zurich Financial Services AG (Switzerland)*	3	797

		413,960

Industrial — 2.0%
ABB Ltd. (Switzerland)*	219	4,848
Altra Holdings, Inc.	100	2,881
Apogee Enterprises, Inc.	100	2,668
Boeing (The) Co.	100	9,902
Builders FirstSource, Inc.*	400	2,696
Caterpillar, Inc.	66	5,663
Chart Industries, Inc.*	100	9,727
Colfax Corp.*	100	4,990
Darling International, Inc.*	100	1,961
Eaton Corp. PLC (Ireland)	136	8,985
EMCOR Group, Inc.	100	3,975
Emerson Electric Co.	87	4,999
Fabrinet (Cayman Islands)*	200	2,906
FedEx Corp.	50	4,817

	Number of Shares	Value

Industrial (Continued)
FEI Co.	100	$7,201
General Dynamics Corp.	25	1,928
General Electric Co.	1,210	28,217
Graphic Packaging Holding Co.*	300	2,307
Hexcel Corp.*	100	3,477
Ingersoll-Rand PLC (Ireland)	134	7,709
Koninklijke Philips Electronics NV (Netherlands)	106	3,017
Mueller Industries, Inc.	100	5,445
Rolls-Royce Holdings PLC (United Kingdom)*	186	3,405
Schneider Electric SA (France)	44	3,508
Siemens AG (Germany)	67	7,107
Smith & Wesson Holding Corp.*	200	1,822
Stanley Black & Decker, Inc.	67	5,308
Tetra Tech, Inc.*	100	2,758
Tredegar Corp.	100	2,496
Union Pacific Corp.	100	15,462
United Parcel Service, Inc., Class B	77	6,614
United Technologies Corp.	100	9,490
Vinci SA (France)	41	2,115
Woodward, Inc.	100	3,915

		194,319

Technology — 2.1%
Accelrys, Inc.*	200	1,668
Activision Blizzard, Inc.	501	7,229
Apple, Inc.	94	42,270
Applied Materials, Inc.	700	10,640
ASML Holding NV (Netherlands)	36	3,007
Aspen Technology, Inc.*	100	3,062
CACI International, Inc., Class A*	100	6,414
Canon, Inc. (Japan)	100	3,514
Citrix Systems, Inc.*	100	6,435
Concur Technologies, Inc.*	21	1,695
Cray, Inc.*	200	3,642
Dell, Inc.	200	2,670
EMC Corp.*	200	4,952
EPIQ Systems, Inc.	167	2,026
Fidelity National Information Services, Inc.	100	4,490
Hewlett-Packard Co.	200	4,884
International Business Machines Corp.	100	20,802
Jack Henry & Associates, Inc.	169	7,931
Mentor Graphics Corp.	100	1,899
Microsemi Corp.*	67	1,469
Microsoft Corp.	879	30,661
Netsuite, Inc.*	100	8,760
Progress Software Corp.*	100	2,351
PTC, Inc.*	73	1,833
QLIK Technologies, Inc.*	167	5,137
SAP AG (Germany)*	77	5,808
Solarwinds, Inc.*	100	4,215
SYNNEX Corp.*	100	4,055

		203,519

Utilities — 0.3%
Centrica PLC (United Kingdom)	497	2,870
Dominion Resources, Inc.	100	5,655
E.ON SE (Germany)	84	1,426

See Notes to Financial Statements.	17

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Utilities (Continued)
Edison International	200	$9,188
GDF Suez (France)	121	2,477
National Grid PLC (United Kingdom)	270	3,218
Piedmont Natural Gas Co., Inc.	24	811
SJW Corp.	100	2,705
Wisconsin Energy Corp.	100	4,081

		32,431

TOTAL COMMON STOCKS (Cost $1,634,190)		1,950,078

PREFERRED STOCKS — 0.0% (b)
Consumer, Cyclical — 0.0% (b)
Volkswagen AG (Germany)	15	3,294

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	22,134	34

TOTAL PREFERRED STOCKS (Cost $2,548)		3,328

	Principal Amount	Value

CORPORATE BONDS — 11.9%
Communications — 2.0%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	$170,000	$175,277
Google, Inc. 1.25%, 5/19/14	7,000	7,060
Telefonica Emisiones S.A.U. (Spain) 4.949%, 1/15/15	10,000	10,552

		192,889

Consumer, Non-cyclical — 2.6%
Clorox (The) Co. 5.00%, 1/15/15	55,000	58,466
PepsiCo, Inc. 0.75%, 3/05/15	80,000	80,313
Wyeth 5.50%, 2/01/14	37,000	38,223
Yale University, MTN 2.90%, 10/15/14	75,000	77,548

		254,550

Energy — 1.8%
BP Capital Markets PLC (United Kingdom) 3.625%, 5/08/14	168,000	172,929

Financial — 4.9%
American Tower Corp. 4.625%, 4/01/15	50,000	53,110
Bank of New York Mellon (The) Corp., MTN 4.30%, 5/15/14	57,000	59,125
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	13,000	13,527
Citigroup, Inc. 6.375%, 8/12/14	20,000	21,268

	Principal Amount	Value

Financial (Continued)
National Rural Utilities Cooperative Finance Corp. 1.00%, 2/02/15	$280,000	$282,192
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	22,000	23,220
Wachovia Corp. 5.25%, 8/01/14	33,000	34,707

		487,149

Technology — 0.3%
Microsoft Corp. 0.875%, 9/27/13	30,000	30,054

Utilities — 0.3%
Exelon Generation Co. LLC 5.35%, 1/15/14	30,000	30,856

TOTAL CORPORATE BONDS (Cost $1,161,856)		1,168,427

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 67.9%
United States Treasury Bonds/Notes — 67.9%
1.00%, 7/15/13	395,000	395,494
0.50%, 10/15/13	426,000	426,699
1.25%, 3/15/14	390,000	393,443
0.25%, 3/31/14	198,000	198,209
1.75%, 3/31/14	500,000	506,699
4.75%, 5/15/14	434,800	453,771
0.75%, 6/15/14	412,000	414,527
2.625%, 7/31/14	390,000	401,091
2.375%, 8/31/14	378,000	388,292
2.375%, 9/30/14	435,000	447,557
0.50%, 10/15/14	395,000	396,605
0.375%, 11/15/14	162,000	162,367
4.25%, 11/15/14	409,000	432,756
2.125%, 11/30/14	378,000	388,661
0.25%, 12/15/14	405,000	405,127
4.00%, 2/15/15	365,000	388,055
2.50%, 3/31/15	83,000	86,343
2.125%, 5/31/15	376,000	389,542

		6,675,238

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $6,661,634)		6,675,238

TOTAL INVESTMENTS — 99.6% (Cost $9,460,228)		$9,797,071
Other assets less liabilities — 0.4%		35,000

NET ASSETS — 100.0%		$9,832,071

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	18

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund

May 31, 2013

	Number of Shares	Value

COMMON STOCKS — 57.5%
Basic Materials — 2.5%
Air Liquide SA (France)	207	$26,730
Anglo American PLC (United Kingdom)	1,078	25,003
BASF SE (Germany)	684	66,882
BHP Billiton Ltd. (Australia)	2,481	82,820
BHP Billiton PLC (United Kingdom)	1,567	45,606
Coeur Mining Inc.*	565	8,017
Dow Chemical (The) Co	1,361	46,900
E.I. du Pont de Nemours & Co	1,003	55,957
Freeport-McMoRan Copper & Gold, Inc	960	29,808
HB Fuller Co	300	12,471
International Paper Co	1,971	90,962
Linde AG (Germany)	111	21,359
Monsanto Co	514	51,729
NewMarket Corp	86	23,585
Rio Tinto Ltd. (Australia)	269	14,206
Rio Tinto PLC (United Kingdom)	1,022	44,365
Sensient Technologies Corp	343	14,156
Sherwin-Williams (The) Co	514	96,904
Syngenta AG (Switzerland)	72	28,311

		785,771

Communications — 5.5%
Amazon.com, Inc.*	450	121,064
Anixter International, Inc.*	159	12,200
Arris Group, Inc.*	771	11,665
AT&T, Inc	6,167	215,782
Bankrate, Inc.*	857	12,264
Brightcove, Inc.*	943	7,054
BT Group PLC, Class A (United Kingdom)	5,694	26,136
Centurylink, Inc	600	20,490
Cisco Systems, Inc	5,829	140,362
Comcast Corp., Class A	2,694	108,164
Consolidated Communications Holdings, Inc	857	14,586
Corning, Inc	1,717	26,391
Deutsche Telekom AG (Germany)	1,945	22,343
Finisar Corp.*	700	9,170
France Telecom SA (France)	1,547	15,770
Google, Inc., Class A*	337	293,327
Leap Wireless International, Inc.*	2,314	13,074
Meredith Corp	300	12,294
Netgear, Inc.*	257	8,553
News Corp., Class A	1,529	49,096
Softbank Corp. (Japan)	525	27,020
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	2,355	27,805
Telefonica SA (Spain)*	3,262	44,942
Thomson Reuters Corp. (Canada)	720	24,048
Time Warner, Inc	912	53,233
Verizon Communications, Inc	2,997	145,295
Viasat, Inc.*	300	21,018
Vodafone Group PLC (United Kingdom)	38,333	111,798
Vonage Holdings Corp.*	7,713	21,134
Walt Disney (The) Co	1,737	109,569

		1,725,647

	Number of Shares	Value

Consumer, Cyclical — 6.0%
Arctic Cat, Inc	343	$16,084
Ascena Retail Group, Inc.*	1,062	21,590
Bayerische Motoren Werke AG (Germany)	278	26,626
Carter’s, Inc	343	24,720
Cash America International, Inc	240	11,450
Cie Financiere Richemont SA (Switzerland)	381	34,205
Cinemark Holdings, Inc	705	20,685
Columbia Sportswear Co	244	14,694
Compass Group PLC (United Kingdom)	1,374	18,090
CVS Caremark Corp	1,329	76,524
Daimler AG (Germany)	653	41,936
Dana Holding Corp	835	15,798
Dr Horton, Inc	1,371	33,398
DTS, Inc.*	771	15,235
Ford Motor Co	4,280	67,110
GNC Holdings, Inc., Class A	600	27,018
Hennes & Mauritz AB, Class B (Sweden)	722	24,854
Honda Motor Co. Ltd. (Japan)	1,316	50,175
Inditex SA (Spain)	170	21,172
JetBlue Airways Corp.*	1,800	11,178
Kohl’s Corp	1,007	51,770
Krispy Kreme Doughnuts, Inc.*	2,057	35,627
Las Vegas Sands Corp	1,018	58,942
Lennar Corp., Class A	771	30,316
Life Time Fitness, Inc.*	257	12,809
Lions Gate Entertainment Corp. (Canada)*	943	27,158
Lowe’s Cos., Inc	1,285	54,112
LVMH Moet Hennessy Louis Vuitton SA (France)	194	34,456
Maidenform Brands, Inc.*	685	12,460
MDC Holdings, Inc	257	9,537
Men’s Wearhouse, (The), Inc	314	11,367
Mitsubishi Corp. (Japan)	877	15,592
Mitsui & Co. Ltd. (Japan)	1,049	13,481
Nike, Inc., Class B	1,070	65,976
Nissan Motor Co. Ltd. (Japan)	1,885	20,923
Nu Skin Enterprises, Inc., Class A	405	23,814
Penske Automotive Group, Inc	577	18,527
Red Robin Gourmet Burgers, Inc.*	375	19,691
Ross Stores, Inc	1,114	71,631
Ruby Tuesday, Inc.*	1,971	18,232
Saks, Inc.*	1,117	16,565
SIX Flags Entertainment Corp	343	25,578
Southwest Airlines Co.	3,599	50,998
Systemax, Inc	1,114	10,750
Target Corp	650	45,175
Tenneco, Inc.*	428	18,986
Toyota Motor Corp. (Japan)	2,071	123,902
VF Corp	514	94,505
Wabash National Corp.*	2,228	23,394
Wal-Mart Stores, Inc	3,357	251,238
Watsco, Inc.	212	18,498
World Fuel Services Corp	355	14,459

		1,873,011

See Notes to Financial Statements.	19

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Consumer, Non-cyclical — 12.0%
Abbott Laboratories	3,223	$118,187
Acacia Research-Acacia Technologies	224	5,600
Accuray, Inc.*	2,142	11,503
Aetna, Inc	1,799	108,624
Align Technology, Inc.*	514	18,376
Amsurg Corp.*	224	7,959
Anheuser-Busch InBev NV (Belgium)	518	47,890
Ariad Pharmaceuticals, Inc.*	1,114	20,431
AstraZeneca PLC (United Kingdom)	906	46,639
Avanir Pharmaceuticals, Inc., Class A*	4,285	14,226
Bayer AG (Germany)	637	68,628
Becton Dickinson and Co	943	92,998
BioScrip, Inc.*	1,885	26,352
Bristol-Myers Squibb Co	1,799	82,772
British American Tobacco PLC (United Kingdom)	1,403	77,233
Capella Education Co.*	514	22,390
Centene Corp.*	254	12,573
Cepheid, Inc.*	428	14,877
Chemocentryx, Inc.*	943	12,740
Coca-Cola (The) Co	4,530	181,154
CONMED Corp	224	7,376
Convergys Corp	771	14,009
Costar Group, Inc.*	171	19,120
CSL Ltd. (Australia)	413	23,558
DANONE SA (France)	398	29,352
Diageo PLC (United Kingdom)	1,834	54,366
Fresh Del Monte Produce, Inc	200	5,354
Fresh Market, (The), Inc.*	343	16,992
FTI Consulting, Inc.*	343	13,031
GlaxoSmithKline PLC (United Kingdom)	3,968	103,307
Hain Celestial Group (The), Inc.*	257	17,121
Hanger, Inc.*	343	10,945
Harris Teeter Supermarkets, Inc	381	17,907
Imperial Tobacco Group PLC (United Kingdom)	710	25,578
Incyte Corp. Ltd.*	750	16,628
Integra Lifesciences Holdings Corp.*	200	7,578
JM Smucker (The) Co	600	60,576
Johnson & Johnson	2,737	230,401
Live Nation Entertainment, Inc.*	1,124	15,298
Magellan Health Services, Inc.*	230	12,535
MasterCard, Inc., Class A	132	75,273
Medivation, Inc.*	443	21,512
Medtronic, Inc	1,028	52,438
Merck & Co., Inc	2,702	126,183
Molina Healthcare, Inc.*	300	11,340
Mondelez International, Inc., Class A	2,687	79,159
Nestle SA (Switzerland)	2,457	163,030
Novartis AG (Switzerland)	1,757	126,780
Novo Nordisk A/S, Class B (Denmark)	278	44,808
Onyx Pharmaceuticals, Inc.*	278	26,535
Pfizer, Inc	7,326	199,487
Pharmacyclics, Inc.*	343	31,432
Pilgrim’s Pride Corp.*	2,742	32,794
Procter & Gamble (The) Co.	2,744	210,630
Quad/Graphics, Inc	857	19,968

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Questcor Pharmaceuticals, Inc	428	$14,625
Reckitt Benckiser Group PLC (United Kingdom)	511	36,662
Rent-A-Center, Inc	428	15,656
Roche Holding AG (Switzerland)	536	134,021
Rollins, Inc	944	23,845
SABMiller PLC (United Kingdom)	675	34,153
Salix Pharmaceuticals Ltd.*	330	20,021
Sanofi (France)	601	64,453
Santarus, Inc.*	1,971	43,894
Seaboard Corp	8	22,042
Seattle Genetics, Inc.*	825	28,314
Select Medical Holdings Corp	1,019	8,050
Sequenom, Inc.*	3,599	14,900
Spectrum Brands Holdings, Inc	343	20,679
Takeda Pharmaceutical Co. Ltd. (Japan)	462	20,696
Tesco PLC (United Kingdom)	5,993	33,277
Teva Pharmaceutical Industries Ltd. (Israel)	747	28,684
TreeHouse Foods, Inc.*	300	19,644
Unilever NV (Netherlands)	1,136	46,562
Unilever PLC (United Kingdom)	974	41,067
United Natural Foods, Inc.*	343	18,152
UnitedHealth Group, Inc	1,237	77,473
ViroPharma, Inc.*	441	12,128
Woolworths Ltd. (Australia)	906	28,614
Wright Medical Group, Inc.*	300	7,509

		3,728,674

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	1,500	15,980

Energy — 5.9%
BG Group PLC (United Kingdom)	2,483	45,763
BP PLC (United Kingdom)	13,220	95,100
Cameron International Corp.*	1,200	73,044
Cheniere Energy, Inc.*	1,200	35,220
Chevron Corp.	1,927	236,539
ConocoPhillips	1,273	78,086
Continental Resources, Inc.*	857	69,528
CVR Energy, Inc	514	32,284
Dril-Quip, Inc.*	257	23,246
Energy XXI Bermuda Ltd. (Bermuda)	428	10,927
ENI S.p.A (Italy)	1,805	41,056
Exxon Mobil Corp	4,678	423,219
Helix Energy Solutions Group, Inc.*	685	16,344
Hess Corp	1,628	109,743
Kodiak Oil & Gas Corp.*	1,542	13,539
McMoRan Exploration Co.*	900	14,967
Oasis Petroleum, Inc.*	514	19,100
Royal Dutch Shell PLC, Class A (United Kingdom)	2,689	90,008
Royal Dutch Shell PLC, Class B (United Kingdom)	1,960	67,914
Schlumberger Ltd. (Netherland Antilles)	1,361	99,394
Southwestern Energy Co.*	1,555	58,608
Statoil ASA (Norway)	775	17,656
Targa Resources Corp	257	16,556
Tesco Corp.*	1,200	15,312

See Notes to Financial Statements.	20

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Energy (Continued)
Total SA (France)	1,596	$80,041
Vantage Drilling Co.*	8,548	16,412
Williams (The) Cos., Inc	600	21,108
Woodside Petroleum Ltd. (Australia)	595	20,494

		1,841,208

Financial — 12.3%
AIA Group Ltd. (Hong Kong)	7,027	31,276
Alexander’s, Inc. REIT	24	7,305
Allianz SE (Germany)	326	50,740
American Campus Communities, Inc. REIT	456	18,618
American Express Co	1,157	87,597
American International Group, Inc.*	1,832	81,451
American Tower Corp., Class A REIT	343	26,699
AON PLC (United Kingdom)	1,542	98,179
Australia & New Zealand Banking Group Ltd. (Australia)	1,923	50,685
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,241	39,947
Banco Santander SA (Spain)	12,170	87,630
Bank of America Corp	11,901	162,568
Barclays PLC (United Kingdom)	11,295	54,995
Berkshire Hathaway, Inc., Class B*	2,520	287,457
BioMed Realty Trust, Inc. REIT	817	17,100
BNP Paribas (France)	809	47,659
Boston Properties, Inc. REIT	713	75,992
CBL & Associates Properties, Inc. REIT	920	21,151
Citigroup, Inc	3,153	163,924
Citizens, Inc.*	1,371	8,336
Coinstar, Inc.*	257	14,968
Commonwealth Bank of Australia (Australia)	1,143	73,139
Credit Acceptance Corp.*	150	17,079
Deutsche Bank AG (Germany) (a)	818	38,355
Equity Lifestyle Properties, Inc. REIT	270	20,836
Equity One, Inc. REIT	861	20,087
Equity Residential REIT	360	20,358
Extra Space Storage, Inc. REIT	600	25,134
Franklin Resources, Inc	201	31,117
Geo Group (The), Inc. REIT	518	18,037
Goldman Sachs Group (The), Inc	493	79,905
Hancock Holding Co	514	14,675
Hatteras Financial Corp. REIT	707	18,255
Highwoods Properties, Inc. REIT	481	17,518
Home Properties, Inc. REIT	310	18,839
HSBC Holdings PLC (United Kingdom)	14,106	155,580
ING Groep NV (Netherlands)*	2,790	26,225
Invesco Mortgage Capital, Inc. REIT	707	13,186
JPMorgan Chase & Co	3,939	215,031
Kilroy Realty Corp. REIT	426	22,540
LaSalle Hotel Properties REIT	600	15,840
Marsh & McLennan Cos., Inc	514	20,570
Meadowbrook Insurance Group, Inc	1,500	12,030
MFA Financial, Inc. REIT	2,355	20,677
Mid-America Apartment Communities, Inc. REIT	219	14,885
Mitsubishi UFJ Financial Group, Inc. (Japan)	8,826	52,277
Mizuho Financial Group, Inc. (Japan)	17,226	33,439

	Number of Shares	Value

Financial (Continued)
Monmouth Real Estate Investment Corp., Class A REIT	1,200	$12,312
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	122	22,937
National Australia Bank Ltd. (Australia)	1,656	45,961
National Retail Properties, Inc. REIT	662	23,746
Ocwen Financial Corp.*	857	36,662
OMEGA Healthcare Investors, Inc. REIT	732	23,724
Post Properties, Inc. REIT	300	14,340
Primerica, Inc	450	15,849
ProAssurance Corp	376	18,875
ProLogis, Inc. REIT	2,142	86,322
Prudential PLC (United Kingdom)	1,933	32,807
PS Business Parks, Inc. REIT	171	13,049
Public Storage REIT	180	27,324
Republic Bancorp, Inc., Class A	600	14,286
Ryman Hospitality Properties REIT	339	12,970
Signature Bank*	310	23,926
Simon Property Group, Inc. REIT	326	54,259
Sovran Self Storage, Inc. REIT	200	12,974
Standard Chartered PLC (United Kingdom)	1,734	40,495
Starwood Property Trust, Inc. REIT	771	19,560
Sumitomo Mitsui Financial Group, Inc. (Japan)	966	38,994
SVB Financial Group*	270	20,895
T. Rowe Price Group, Inc	1,312	99,528
Tanger Factory Outlet Centers, Inc. REIT	532	18,343
Taylor Capital Group, Inc.*	857	14,235
Texas Capital Bancshares, Inc.*	257	11,349
Tompkins Financial Corp	343	14,248
Two Harbors Investment Corp. REIT	1,285	14,174
U.S. Bancorp	1,885	66,088
UBS AG (Switzerland)*	3,188	56,709
Visa, Inc., Class A	851	151,597
Washington Real Estate Investment Trust REIT	361	10,043
Wells Fargo & Co	5,152	208,913
Westpac Banking Corp. (Australia)	2,078	56,560
Zurich Financial Services AG (Switzerland)*	109	28,975

		3,812,920

Industrial — 6.0%
ABB Ltd. (Switzerland)*	1,606	35,555
Actuant Corp., Class A	450	15,300
Acuity Brands, Inc	260	19,518
Altra Holdings, Inc	943	27,168
AO Smith Corp.	600	23,520
Apogee Enterprises, Inc	857	22,865
Boeing (The) Co	771	76,344
Bristow Group, Inc	300	18,855
Builders FirstSource, Inc.*	2,914	19,640
Caterpillar, Inc	663	56,885
Chart Industries, Inc.*	257	25,001
Clean Harbors, Inc.*	330	18,876
Colfax Corp.*	685	34,182
Cummins, Inc	257	30,745
Darling International, Inc.*	685	13,433
East Japan Railway Co. (Japan)	257	19,392
Eaton Corp. PLC (Ireland)	1,664	109,924

See Notes to Financial Statements.	21

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Industrial (Continued)
EMCOR Group, Inc	428	$17,013
Emerson Electric Co	682	39,188
EnerSys	366	18,238
Fabrinet (Cayman Islands)*	1,285	18,671
Fanuc Corp. (Japan)	185	28,066
FedEx Corp	360	34,682
FEI Co	224	16,130
General Dynamics Corp	350	26,985
General Electric Co	10,791	251,646
Genesee & Wyoming, Inc., Class A*	396	35,264
Golar LNG Ltd. (Bermuda)	375	12,750
Graphic Packaging Holding Co.*	2,485	19,110
Hexcel Corp.*	685	23,817
Hitachi Ltd. (Japan)	2,999	20,898
Ingersoll-Rand PLC (Ireland)	1,439	82,785
Komatsu Ltd. (Japan)	645	16,765
Koninklijke Philips Electronics NV (Netherlands)	781	22,226
Middleby Corp.*	86	14,060
Mitsubishi Electric Corp. (Japan)	1,906	18,537
Mueller Industries, Inc	257	13,994
Powell Industries, Inc.*	343	16,217
Rolls-Royce Holdings PLC (United Kingdom)*	1,474	26,987
Schneider Electric SA (France)	346	27,585
Siemens AG (Germany)	637	67,568
Smith & Wesson Holding Corp.*	1,457	13,273
Stanley Black & Decker, Inc	800	63,375
Tetra Tech, Inc.*	428	11,800
Tredegar Corp	943	23,537
Triumph Group, Inc	300	23,295
Union Pacific Corp	514	79,475
United Parcel Service, Inc., Class B	948	81,434
United Technologies Corp	943	89,492
Vinci SA (France)	340	17,542
Woodward, Inc	514	20,123

		1,859,731

Technology — 6.2%
Accelrys, Inc.*	1,714	14,295
Activision Blizzard, Inc	5,549	80,072
Apple, Inc	919	413,255
Applied Materials, Inc	6,770	102,904
ASML Holding NV (Netherlands)	255	21,298
Aspen Technology, Inc.*	600	18,372
Athenahealth, Inc.*	257	21,729
CACI International, Inc., Class A*	158	10,134
Canon, Inc. (Japan)	921	32,364
Cirrus Logic, Inc.*	514	9,381
Citrix Systems, Inc.*	943	60,682
Commvault Systems, Inc.*	343	24,010
Concur Technologies, Inc.*	439	35,440
Cray, Inc.*	1,114	20,286
Dell, Inc	1,885	25,165
EMC Corp.*	2,114	52,343
EPIQ Systems, Inc	1,121	13,598
Fidelity National Information Services, Inc	1,571	70,538
Hewlett-Packard Co	2,399	58,584

	Number of Shares	Value

Technology (Continued)
International Business Machines Corp	1,212	$252,120
Jack Henry & Associates, Inc	573	26,891
Mentor Graphics Corp	933	17,718
Microsemi Corp.*	600	13,158
Microsoft Corp	8,581	299,306
MKS Instruments, Inc	343	9,655
Netsuite, Inc.*	428	37,493
Progress Software Corp.*	428	10,062
PTC, Inc.*	855	21,469
QLIK Technologies, Inc.*	782	24,054
SAP AG (Germany)*	654	49,328
Solarwinds, Inc.*	514	21,665
SYNNEX Corp.*	257	10,421
Syntel, Inc	257	16,425
Ultimate Software Group, Inc.*	171	19,032
Veeco Instruments, Inc.*	300	12,717

		1,925,964

Utilities — 1.0%
Centrica PLC (United Kingdom)	3,914	22,599
Cleco Corp	343	15,610
Dominion Resources, Inc	600	33,930
E.ON SE (Germany)	1,270	21,558
Edison International	1,628	74,790
GDF Suez (France)	956	19,570
National Grid PLC (United Kingdom)	2,516	29,990
New Jersey Resources Corp	257	11,663
Piedmont Natural Gas Co., Inc	356	12,029
SJW Corp	600	16,230
WGL Holdings, Inc	343	14,721
Wisconsin Energy Corp	1,114	45,463

		318,153

TOTAL COMMON STOCKS (Cost $14,894,230)		17,887,059

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	98	21,520

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	175,406	267

TOTAL PREFERRED STOCKS (Cost $21,233)		21,787

	Principal Amount	Value

CORPORATE BONDS — 10.5%
Basic Materials — 0.6%
BHP Billiton Finance USA Ltd. (Australia) 1.00%, 2/24/15	$197,000	$198,667

Communications — 1.5%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	70,000	72,173
Google, Inc. 1.25%, 5/19/14	14,000	14,119

See Notes to Financial Statements.	22

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund (Continued)

May 31, 2013

	Principal Amount	Value

Communications (Continued)
Telefonica Emisiones SAU. (Spain) 4.949%, 1/15/15	$301,000	$317,619
Verizon Communications, Inc. 1.25%, 11/03/14	50,000	50,445
Viacom, Inc. 1.25%, 2/27/15	25,000	25,147

		479,503

Consumer, Non-cyclical — 0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.125%, 1/15/15	14,000	14,768
Clorox (The) Co. 5.00%, 1/15/15	59,000	62,718
Wyeth 5.50%, 2/01/14	14,000	14,463

		91,949

Energy — 0.3%
BP Capital Markets PLC (United Kingdom) 3.625%, 5/08/14	77,000	79,259

Financial — 7.1%
American Tower Corp. 4.625%, 4/01/15	100,000	106,220
Bank of New York Mellon (The) Corp., MTN 4.30%, 5/15/14	32,000	33,193
Bank of Nova Scotia (Canada) 3.40%, 1/22/15	25,000	26,119
Barclays PLC (United Kingdom) 5.20%, 7/10/14	55,000	57,703
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	62,000	64,512
Citigroup, Inc. 6.375%, 8/12/14	372,000	395,580
Morgan Stanley, Series G, MTN 4.10%, 1/26/15	30,000	31,372
National Rural Utilities Cooperative Finance Corp. 1.00%, 2/02/15	784,000	790,141
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	63,000	66,494
Royal Bank of Canada, MTN (Canada) 1.15%, 3/13/15	85,000	85,861
Simon Property Group LP 5.10%, 6/15/15	98,000	106,615
Toyota Motor Credit Corp., Series G, MTN 1.25%, 11/17/14	445,000	450,237

		2,214,047

Technology — 0.5%
Hewlett-Packard Co. 6.125%, 3/01/14	106,000	109,975
Microsoft Corp. 0.875%, 9/27/13	34,000	34,061

		144,036

	Principal Amount	Value

Utilities — 0.2%
Exelon Generation Co. LLC 5.35%, 1/15/14	$63,000	$64,798

TOTAL CORPORATE BONDS (Cost $3,234,505)		3,272,259

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 31.5%
United States Treasury Bonds/ Notes — 31.5%
0.75%, 9/15/13	1,111,900	1,114,202
4.75%, 5/15/14	602,400	628,685
4.25%, 8/15/14	599,800	629,134
2.375%, 9/30/14	652,400	671,233
0.50%, 10/15/14	655,500	658,163
0.25%, 12/15/14	719,800	720,025
2.625%, 12/31/14	652,400	676,941
4.00%, 2/15/15	595,500	633,114
2.375%, 2/28/15	641,800	665,191
0.375%, 3/15/15	659,800	660,909
2.50%, 3/31/15	684,800	712,380
2.125%, 5/31/15	641,800	664,915
4.25%, 8/15/15	642,700	697,631
1.25%, 9/30/15	642,700	655,855

		9,788,378

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $9,759,352)		9,788,378

TOTAL INVESTMENTS — 99.6% (Cost $27,909,320)		$30,969,483
Other assets less liabilities — 0.4%		127,676

NET ASSETS — 100.0%		$31,097,159

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG.

Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	23

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund

May 31, 2013

	Number of Shares	Value

COMMON STOCKS — 81.0%
Basic Materials — 3.7%
Air Liquide SA (France)	344	$44,421
Anglo American PLC (United Kingdom)	1,416	32,842
BASF SE (Germany)	960	93,868
BHP Billiton Ltd. (Australia)	3,466	115,701
BHP Billiton PLC (United Kingdom)	2,211	64,350
Coeur Mining Inc*	1,045	14,829
Dow Chemical (The) Co	1,740	59,960
E.I. du Pont de Nemours & Co	1,373	76,599
Freeport-McMoRan Copper & Gold, Inc	1,216	37,757
Gold Resource Corp	514	4,934
HB Fuller Co	428	17,792
International Paper Co	2,657	122,621
Linde AG (Germany)	180	34,637
Monsanto Co	686	69,039
NewMarket Corp	186	51,009
Rio Tinto Ltd. (Australia)	422	22,286
Rio Tinto PLC (United Kingdom)	1,469	63,769
Sensient Technologies Corp	428	17,664
Sherwin-Williams (The) Co	686	129,331
Syngenta AG (Switzerland)	98	38,534

		1,111,943

Communications — 7.9%
Amazon.com, Inc.*	686	184,555
Anixter International, Inc.*	359	27,546
Arris Group, Inc.*	943	14,268
AT&T, Inc	8,309	290,732
Bankrate, Inc.*	1,114	15,941
Brightcove, Inc.*	1,285	9,612
BT Group PLC, Class A (United Kingdom)	7,762	35,629
CenturyLink, Inc	857	29,267
Cisco Systems, Inc	8,017	193,049
Comcast Corp., Class A	3,638	146,066
Consolidated Communications Holdings, Inc	1,200	20,424
Corning, Inc	2,131	32,754
Deutsche Telekom AG (Germany) (a)	2,614	30,027
Finisar Corp.*	857	11,227
France Telecom SA (France)	1,845	18,808
Google, Inc., Class A*	464	403,871
Leap Wireless International, Inc.*	3,085	17,430
Meredith Corp	428	17,539
Netgear, Inc.*	257	8,553
News Corp., Class A	2,061	66,179
SoftBank Corp. (Japan)	874	44,981
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,492	41,229
Telefonica SA (Spain)*	4,670	64,340
Thomson Reuters Corp. (Canada)	1,200	40,080
Time Warner, Inc	1,332	77,749
Verizon Communications, Inc.	4,063	196,974
ViaSat, Inc.*	374	26,202
Vodafone Group PLC (United Kingdom)	50,307	146,721
Vonage Holdings Corp.*	10,284	28,178
Walt Disney (The) Co	2,404	151,643

		2,391,574

	Number of Shares	Value

Consumer, Cyclical — 8.6%
Arctic Cat, Inc	514	$24,101
Ascena Retail Group, Inc.*	1,320	26,836
Bayerische Motoren Werke AG (Germany)	379	36,300
Carter’s, Inc	514	37,044
Cash America International, Inc	162	7,729
Cie Financiere Richemont SA (Switzerland)	569	51,084
Cinemark Holdings, Inc	894	26,230
Columbia Sportswear Co	342	20,595
Compass Group PLC (United Kingdom)	2,098	27,622
CVS Caremark Corp	1,875	107,963
Daimler AG (Germany)	955	61,331
Dana Holding Corp	1,466	27,737
Dr Horton, Inc	1,885	45,919
DTS, Inc.*	1,028	20,313
Ford Motor Co	6,097	95,601
GNC Holdings, Inc., Class A	857	38,591
Hennes & Mauritz AB, Class B (Sweden)	897	30,878
Honda Motor Co. Ltd. (Japan)	1,832	69,848
Inditex SA (Spain)	216	26,901
JetBlue Airways Corp.*	2,314	14,370
Kohl’s Corp	1,457	74,904
Krispy Kreme Doughnuts, Inc.*	2,742	47,491
Las Vegas Sands Corp	1,328	76,891
Lennar Corp., Class A	1,114	43,802
Life Time Fitness, Inc.*	428	21,332
Lions Gate Entertainment Corp. (Canada)*	1,285	37,008
Lowe’s Cos., Inc	1,885	79,377
LVMH Moet Hennessy Louis Vuitton SA (France)	278	49,376
Maidenform Brands, Inc.*	857	15,589
MDC Holdings, Inc	428	15,883
Men’s Wearhouse, (The), Inc	432	15,638
Mitsubishi Corp. (Japan)	1,347	23,948
Mitsui & Co. Ltd. (Japan)	1,750	22,490
Nike, Inc., Class B	1,333	82,193
Nissan Motor Co. Ltd. (Japan)	2,742	30,435
Nu Skin Enterprises, Inc., Class A	628	36,926
Penske Automotive Group, Inc	933	29,959
Red Robin Gourmet Burgers, Inc.*	524	27,515
Ross Stores, Inc	1,543	99,215
Ruby Tuesday, Inc.*	2,657	24,577
Saks, Inc.*	1,800	26,694
SIX Flags Entertainment Corp	428	31,916
Southwest Airlines Co	5,142	72,862
Systemax, Inc	1,457	14,060
Target Corp	900	62,550
Tenneco, Inc.*	514	22,801
Toyota Motor Corp. (Japan)	2,930	175,295
VF Corp.	686	126,127
Wabash National Corp.*	2,999	31,490
Wal-Mart Stores, Inc	4,710	352,495
Watsco, Inc	270	23,558
World Fuel Services Corp	506	20,609

		2,611,999

See Notes to Financial Statements.	24

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Consumer, Non-cyclical — 16.9%
Abbott Laboratories	4,474	$164,062
Acacia Research-Acacia Technologies	343	8,575
Accuray, Inc.*	2,914	15,648
Aetna, Inc	2,485	150,044
Align Technology, Inc.*	771	27,563
Amsurg Corp.*	343	12,187
Anheuser-Busch InBev NV (Belgium)	764	70,633
Ariad Pharmaceuticals, Inc.*	1,457	26,721
AstraZeneca PLC (United Kingdom)	1,262	64,965
Avanir Pharmaceuticals, Inc., Class A*	5,742	19,063
Bayer AG (Germany)	788	84,896
Becton Dickinson and Co	1,371	135,208
BioScrip, Inc.*	2,571	35,943
Bristol-Myers Squibb Co	2,400	110,424
British American Tobacco PLC (United Kingdom)	1,993	109,712
Capella Education Co.*	686	29,882
Centene Corp.*	394	19,503
Cepheid, Inc.*	600	20,856
Chemocentryx, Inc.*	1,457	19,684
Coca-Cola (The) Co	6,370	254,736
CONMED Corp	257	8,463
Convergys Corp	1,114	20,241
Costar Group, Inc.*	257	28,735
CSL Ltd. (Australia)	525	29,946
DANONE S.A. (France)	609	44,912
Diageo PLC (United Kingdom)	2,376	70,433
Fresh Del Monte Produce, Inc	514	13,760
Fresh Market, (The), Inc.*	428	21,203
FTI Consulting, Inc.*	428	16,260
GlaxoSmithKline PLC (United Kingdom)	5,297	137,908
Hain Celestial Group (The), Inc.*	343	22,851
Hanger, Inc.*	257	8,201
Harris Teeter Supermarkets, Inc	481	22,607
Imperial Tobacco Group PLC (United Kingdom)	928	33,431
Incyte Corp. Ltd.*	974	21,594
Integra Lifesciences Holdings Corp.*	257	9,738
JM Smucker (The) Co	739	74,609
Johnson & Johnson	3,790	319,042
Live Nation Entertainment, Inc.*	1,429	19,449
Magellan Health Services, Inc.*	193	10,519
MasterCard, Inc., Class A	172	98,083
Medivation, Inc.*	514	24,960
Medtronic, Inc	1,457	74,322
Merck & Co., Inc	3,796	177,273
Molina Healthcare, Inc.*	428	16,178
Mondelez International, Inc., Class A	3,760	110,770
Nestle SA (Switzerland)	3,388	224,803
Novartis AG (Switzerland)	2,345	169,208
Novo Nordisk A/S, Class B (Denmark)	410	66,084
Onyx Pharmaceuticals, Inc.*	353	33,694
Pfizer, Inc	10,165	276,793
Pharmacyclics, Inc.*	514	47,103
Pilgrim’s Pride Corp.*	3,685	44,073
Procter & Gamble (The) Co	3,748	287,697
Quad/Graphics, Inc	1,114	25,956

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Questcor Pharmaceuticals, Inc	600	$20,502
Reckitt Benckiser Group PLC (United Kingdom)	683	49,003
Rent-A-Center, Inc	600	21,948
Roche Holding AG (Switzerland)	720	180,028
Rollins, Inc	1,246	31,474
SABMiller PLC (United Kingdom)	966	48,876
Salix Pharmaceuticals Ltd.*	514	31,184
Sanofi (France)	807	86,544
Santarus, Inc.*	2,571	57,256
Seaboard Corp	14	38,574
Seattle Genetics, Inc.*	1,050	36,036
Select Medical Holdings Corp	1,457	11,510
Sequenom, Inc.*	4,885	20,224
Spectrum Brands Holdings, Inc	428	25,804
Takeda Pharmaceutical Co. Ltd. (Japan)	722	32,343
Tesco PLC (United Kingdom)	8,153	45,271
Teva Pharmaceutical Industries Ltd. (Israel)	914	35,097
TreeHouse Foods, Inc.*	399	26,127
Unilever NV (Netherlands)	1,712	70,171
Unilever PLC (United Kingdom)	1,354	57,090
United Natural Foods, Inc.*	428	22,650
UnitedHealth Group, Inc	1,573	98,517
ViroPharma, Inc.*	686	18,865
Woolworths Ltd. (Australia)	1,249	39,447
Wright Medical Group, Inc.*	428	10,713

		5,106,458

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,250	23,971

Energy — 8.3%
BG Group PLC (United Kingdom)	3,454	63,659
BP PLC (United Kingdom)	18,527	133,277
Cameron International Corp.*	1,574	95,809
Cheniere Energy, Inc.*	1,714	50,306
Chevron Corp	2,642	324,306
ConocoPhillips	1,742	106,854
Continental Resources, Inc.*	1,114	90,379
CVR Energy, Inc	686	43,088
Dril-Quip, Inc.*	320	28,944
Energy XXI Bermuda Ltd. (Bermuda)	686	17,514
ENI S.p.A (Italy)	2,507	57,023
Exxon Mobil Corp	6,426	581,360
Helix Energy Solutions Group, Inc.*	771	18,396
Hess Corp	2,314	155,987
Kodiak Oil & Gas Corp.*	2,057	18,060
McMoRan Exploration Co.*	1,124	18,692
Oasis Petroleum, Inc.*	771	28,650
Royal Dutch Shell PLC, Class A (United Kingdom)	3,733	124,953
Royal Dutch Shell PLC, Class B (United Kingdom)	2,693	93,313
Schlumberger Ltd. (Netherland Antilles)	1,854	135,398
Southwestern Energy Co.*	2,056	77,491
Statoil ASA (Norway)	1,073	24,445
Targa Resources Corp	343	22,096
Tesco Corp.*	1,628	20,773

See Notes to Financial Statements.	25

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Energy (Continued)
Total SA (France)	2,254	$113,040
Vantage Drilling Co.*	11,172	21,450
Williams (The) Cos., Inc	857	30,149
Woodside Petroleum Ltd. (Australia)	671	23,112

		2,518,524

Financial — 17.2%
AIA Group Ltd. (Hong Kong)	9,769	43,480
Alexander’s, Inc. REIT	86	26,178
Allianz SE (Germany)	442	68,795
American Campus Communities, Inc. REIT	616	25,151
American Express Co	1,562	118,259
American International Group, Inc.*	2,507	111,461
American Tower Corp., Class A REIT	514	40,010
AON PLC (United Kingdom)	2,142	136,382
Australia & New Zealand Banking Group Ltd. (Australia)	2,618	69,003
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,831	54,924
Banco Santander SA (Spain)	16,937	121,956
Bank of America Corp	16,207	221,388
Barclays PLC (United Kingdom)	16,568	80,669
Berkshire Hathaway, Inc., Class B*	3,448	393,314
BioMed Realty Trust, Inc. REIT	1,200	25,116
BNP Paribas (France)	1,057	62,269
Boston Properties, Inc. REIT	1,003	106,900
CBL & Associates Properties, Inc. REIT	1,466	33,703
Citigroup, Inc	4,359	226,624
Citizens, Inc., Class A*	1,800	10,944
Coinstar, Inc.*	257	14,968
Commonwealth Bank of Australia (Australia)	1,466	93,807
Credit Acceptance Corp.*	183	20,836
Deutsche Bank AG (Germany)(a)	1,137	53,312
Equity Lifestyle Properties, Inc. REIT	307	23,691
Equity One, Inc. REIT	1,020	23,797
Equity Residential REIT	399	22,563
Extra Space Storage, Inc. REIT	857	35,900
Franklin Resources, Inc	284	43,966
Geo Group (The), Inc. REIT	691	24,061
Goldman Sachs Group (The), Inc	674	109,242
Hancock Holding Co	686	19,585
Hatteras Financial Corp. REIT	943	24,348
Highwoods Properties, Inc. REIT	644	23,454
Home Properties, Inc. REIT	346	21,026
HSBC Holdings PLC (United Kingdom)	19,724	217,543
ING Groep NV (Netherlands)*	4,122	38,746
Invesco Mortgage Capital, Inc. REIT	1,028	19,172
JPMorgan Chase & Co	5,479	299,099
Kilroy Realty Corp. REIT	600	31,746
LaSalle Hotel Properties REIT	734	19,378
Marsh & McLennan Cos., Inc	771	30,855
Meadowbrook Insurance Group, Inc	2,024	16,232
MFA Financial, Inc. REIT	2,783	24,435
Mid-America Apartment Communities, Inc. REIT	348	23,654
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,318	72,960
Mizuho Financial Group, Inc. (Japan)	23,071	44,785
Monmouth Real Estate Investment Corp., Class A REIT	1,628	16,703

	Number of Shares	Value

Financial (Continued)
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	174	$32,713
National Australia Bank Ltd. (Australia)	2,307	64,029
National Retail Properties, Inc. REIT	895	32,104
Ocwen Financial Corp.*	1,114	47,657
OMEGA Healthcare Investors, Inc. REIT	1,005	32,572
Post Properties, Inc. REIT	374	17,877
Primerica, Inc	428	15,074
ProAssurance Corp	523	26,255
ProLogis, Inc. REIT	2,999	120,859
Prudential PLC (United Kingdom)	2,527	42,888
PS Business Parks, Inc. REIT	257	19,612
Public Storage REIT	215	32,637
Republic Bancorp, Inc., Class A	857	20,405
Ryman Hospitality Properties REIT	484	18,518
Signature Bank*	380	29,328
Simon Property Group, Inc. REIT	390	64,912
Sovran Self Storage, Inc. REIT	257	16,672
Standard Chartered PLC (United Kingdom)	2,481	57,940
Starwood Property Trust, Inc. REIT	943	23,924
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,319	53,243
SVB Financial Group*	380	29,408
T. Rowe Price Group, Inc	1,700	128,962
Tanger Factory Outlet Centers, Inc. REIT	784	27,032
Taylor Capital Group, Inc.*	1,114	18,504
Texas Capital Bancshares, Inc.*	343	15,147
Tompkins Financial Corp	514	21,352
Two Harbors Investment Corp. REIT	1,971	21,740
U.S. Bancorp	2,571	90,139
UBS AG (Switzerland)	4,326	76,952
Visa, Inc., Class A	1,103	196,488
Washington Real Estate Investment Trust REIT	693	19,279
Wells Fargo & Co	7,110	288,310
Westpac Banking Corp. (Australia)	2,869	78,090
Zurich Insurance Group AG (Switzerland)	146	38,811

		5,205,823

Industrial — 8.3%
ABB Ltd. (Switzerland)	2,140	47,377
Actuant Corp., Class A	524	17,816
Acuity Brands, Inc	295	22,146
Altra Holdings, Inc	1,200	34,572
AO Smith Corp	748	29,322
Apogee Enterprises, Inc	1,114	29,722
Boeing (The) Co	1,028	101,793
Bristow Group, Inc	343	21,558
Builders FirstSource, Inc.*	3,856	25,989
Caterpillar, Inc	971	83,312
Chart Industries, Inc.*	257	25,001
Clean Harbors, Inc.*	568	32,489
Colfax Corp.*	857	42,764
Cummins, Inc	274	32,779
Darling International, Inc.*	943	18,492
East Japan Railway Co. (Japan)	343	25,882
Eaton Corp. PLC (Ireland)	2,308	152,465
EMCOR Group, Inc	600	23,850
Emerson Electric Co	1,064	61,137

See Notes to Financial Statements.	26

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Industrial (Continued)
EnerSys*	362	$18,038
Fabrinet (Cayman Islands)*	1,714	24,904
FANUC Corp. (Japan)	210	31,859
FedEx Corp	399	38,440
FEI Co	343	24,699
General Dynamics Corp	544	41,942
General Electric Co	14,969	349,076
Genesee & Wyoming, Inc., Class A*	460	40,963
Golar LNG Ltd. (Bermuda)	524	17,816
Graphic Packaging Holding Co.*	3,342	25,700
Hexcel Corp.*	857	29,798
Hitachi Ltd. (Japan)	4,648	32,389
Ingersoll-Rand PLC (Ireland)	2,043	117,533
Komatsu Ltd. (Japan)	866	22,509
Koninklijke Philips Electronics NV (Netherlands)	983	27,974
Middleby Corp.*	171	27,957
Mitsubishi Electric Corp. (Japan)	2,000	19,452
Mueller Industries, Inc	343	18,676
Powell Industries, Inc.*	514	24,302
Rolls-Royce Holdings PLC (United Kingdom)*	2,009	36,783
Schneider Electric SA (France)	554	44,169
Siemens AG (Germany)	864	91,647
Smith & Wesson Holding Corp.*	1,971	17,956
Stanley Black & Decker, Inc	1,139	90,232
Tetra Tech, Inc.*	600	16,542
Tredegar Corp	1,285	32,074
Triumph Group, Inc	374	29,041
Union Pacific Corp	686	106,069
United Parcel Service, Inc., Class B	1,300	111,670
United Technologies Corp	1,285	121,946
Vinci SA (France)	404	20,844
Woodward, Inc	686	26,857

		2,508,323

Technology — 8.6%
Accelrys, Inc.*	2,228	18,582
Activision Blizzard, Inc	7,272	104,935
Apple, Inc	1,265	568,845
Applied Materials, Inc	9,255	140,675
ASML Holding NV (Netherlands)	324	27,061
Aspen Technology, Inc.*	857	26,241
Athenahealth, Inc.*	343	29,001
CACI International, Inc., Class A*	192	12,315
Canon, Inc. (Japan)	1,317	46,280
Cirrus Logic, Inc.*	686	12,520
Citrix Systems, Inc.*	1,285	82,690
CommVault Systems, Inc.*	428	29,960
Concur Technologies, Inc.*	511	41,253
Cray, Inc.*	1,543	28,098
Dell, Inc	2,657	35,471
EMC Corp.*	2,828	70,021
EPIQ Systems, Inc	1,350	16,376
Fidelity National Information Services, Inc	1,971	88,498
Hewlett-Packard Co	3,149	76,899
International Business Machines Corp	1,748	363,619
Jack Henry & Associates, Inc	691	32,429

	Number of Shares	Value

Technology (Continued)
Mentor Graphics Corp	1,114	$21,155
Microsemi Corp.*	750	16,448
Microsoft Corp	11,539	402,479
MKS Instruments, Inc	514	14,469
Netsuite, Inc.*	614	53,786
Progress Software Corp.*	600	14,106
PTC, Inc.*	987	24,784
QLIK Technologies, Inc.*	1,017	31,283
SAP AG (Germany)*	936	70,597
Solarwinds, Inc.*	771	32,498
SYNNEX Corp.*	343	13,909
Syntel, Inc	343	21,921
Ultimate Software Group, Inc.*	257	28,604
Veeco Instruments, Inc.*	343	14,540

		2,612,348

Utilities — 1.4%
Centrica PLC (United Kingdom)	5,336	30,809
Cleco Corp	514	23,392
Dominion Resources, Inc	771	43,600
E.ON SE (Germany)	1,554	26,379
Edison International	2,228	102,354
GDF Suez (France)	1,303	26,674
National Grid PLC (United Kingdom)	3,703	44,139
New Jersey Resources Corp	343	15,565
Piedmont Natural Gas Co., Inc	532	17,976
SJW Corp	771	20,856
WGL Holdings, Inc	428	18,370
Wisconsin Energy Corp	1,543	62,969

		433,083

TOTAL COMMON STOCKS (Cost $20,624,193)		24,524,046

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	129	28,327

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	237,071	363

TOTAL PREFERRED STOCKS (Cost $27,963)		28,690

	Principal Amount	Value

CORPORATE BONDS — 16.9%
Basic Materials — 0.6%
Barrick North America Finance LLC 5.70%, 5/30/41	$64,000	$60,592
BHP Billiton Finance USA Ltd. (Australia) 4.125%, 2/24/42	34,000	33,581
Ecolab, Inc. 5.50%, 12/08/41	30,000	34,427
International Paper Co. 6.00%, 11/15/41	30,000	34,795

See Notes to Financial Statements.	27

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

May 31, 2013

	Principal Amount	Value

Basic Materials (Continued)
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/02/40	$30,000	$32,448

		195,843

Communications — 2.4%
America Movil S.A.B de CV (Mexico) 6.125%, 3/30/40	75,000	85,788
AT&T, Inc. 5.55%, 8/15/41	201,000	222,847
Cisco Systems, Inc. 5.90%, 2/15/39	137,000	168,940
Corning, Inc. 4.75%, 3/15/42	34,000	35,033
Discovery Communications LLC 4.95%, 5/15/42	68,000	68,637
Verizon Communications, Inc. 6.00%, 4/01/41	25,000	29,155
Viacom, Inc. 4.50%, 2/27/42	73,000	67,682
Walt Disney (The) Co., Series E 4.125%, 12/01/41	34,000	33,864

		711,946

Consumer, Cyclical — 0.8%
Home Depot, Inc. 5.95%, 4/01/41	25,000	31,233
Lowe’s Cos., Inc. 5.125%, 11/15/41	94,000	102,870
McDonald’s Corp., MTN 3.70%, 2/15/42	107,000	98,980

		233,083

Consumer, Non-cyclical — 3.5%
Amgen, Inc. 5.65%, 6/15/42	158,000	178,239
Archer-Daniels-Midland Co. 5.765%, 3/01/41	55,000	65,967
Diageo Investment Corp. 4.25%, 5/11/42	34,000	33,614
Express Scripts Holding Co. 6.125%, 11/15/41	30,000	37,389
General Mills, Inc. 5.40%, 6/15/40	30,000	35,142
Gilead Sciences, Inc. 5.65%, 12/01/41	60,000	70,824
Johnson & Johnson 5.95%, 8/15/37	101,000	131,363
Kimberly-Clark Corp. 5.30%, 3/01/41	30,000	36,105
Medtronic, Inc. 4.50%, 3/15/42	30,000	31,030
PepsiCo, Inc. 4.00%, 3/05/42	34,000	32,438
Philip Morris International, Inc. 4.50%, 3/20/42	68,000	66,821
Procter & Gamble (The) Co. 5.55%, 3/05/37	186,000	229,631

	Principal Amount	Value

Consumer, Non-cyclical (Continued)
UnitedHealth Group, Inc. 4.625%, 11/15/41	$47,000	$47,710
WellPoint, Inc. 4.625%, 5/15/42	51,000	50,805

		1,047,078

Energy — 1.9%
Apache Corp. 4.75%, 4/15/43	30,000	30,051
Baker Hughes, Inc. 5.125%, 9/15/40	30,000	34,060
Devon Energy Corp. 4.75%, 5/15/42	68,000	66,439
Enterprise Products Operating LLC 4.85%, 8/15/42	103,000	103,009
Halliburton Co. 4.50%, 11/15/41	34,000	36,080
Plains All American Pipeline LP/PAA Finance Corp. 5.15%, 6/01/42	30,000	31,771
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	151,000	202,160
Transcanada Pipelines Ltd. (Canada) 6.10%, 6/01/40	55,000	68,481

		572,051

Financial — 1.8%
Berkshire Hathaway Finance Corp. 4.40%, 5/15/42	34,000	33,082
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN (Netherlands) 5.25%, 5/24/41	30,000	33,411
General Electric Capital Corp. 2.10%, 1/07/14	222,000	224,373
HSBC Holdings PLC (United Kingdom) 6.10%, 1/14/42	30,000	37,346
JPMorgan Chase & Co. 5.60%, 7/15/41	98,000	113,554
MetLife, Inc. 5.875%, 2/06/41	35,000	42,136
Simon Property Group LP 4.75%, 3/15/42	34,000	35,523
Travelers (The) Cos., Inc. 5.35%, 11/01/40	30,000	35,316

		554,741

Industrial — 1.7%
Caterpillar, Inc. 5.20%, 5/27/41	85,000	96,487
Deere & Co. 3.90%, 6/09/42	34,000	32,304
Dover Corp. 5.375%, 3/01/41	30,000	35,636
Illinois Tool Works, Inc. 4.875%, 9/15/41	30,000	32,630
Koninklijke Philips Electronics NV (Netherlands) 5.00%, 3/15/42	34,000	36,331

See Notes to Financial Statements.	28

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

May 31, 2013

	Principal Amount	Value

Industrial (Continued)
Norfolk Southern Corp. 4.837%, 10/01/41	$98,000	$103,106
7.90%, 5/15/97	23,000	34,211
Sonoco Products Co. 5.75%, 11/01/40	30,000	33,485
Stanley Black & Decker, Inc. 5.20%, 9/01/40	64,000	69,935
Union Pacific Corp. 4.75%, 9/15/41	30,000	31,827

		505,952

Technology — 0.6%
Applied Materials, Inc. 5.85%, 6/15/41	30,000	34,223
Intel Corp. 4.80%, 10/01/41	30,000	30,948
Microsoft Corp. 4.50%, 10/01/40	30,000	31,710
Oracle Corp. 5.375%, 7/15/40	84,000	97,788

		194,669

Utilities — 3.6%
AGL Capital Corp. 5.875%, 3/15/41	25,000	29,928
Alabama Power Co., Series 11-C 5.20%, 6/01/41	47,000	53,771
Arizona Public Service Co. 5.05%, 9/01/41	51,000	56,867
Duke Energy Indiana, Inc. 6.45%, 4/01/39	77,000	100,224
Florida Power & Light Co. 5.95%, 2/01/38	103,000	130,527
4.125%, 2/01/42	94,000	94,090
Georgia Power Co. 4.30%, 3/15/42	94,000	92,635
Nevada Power Co. 5.45%, 5/15/41	47,000	55,577
Puget Sound Energy, Inc. 4.434%, 11/15/41	81,000	84,555
Southern California Edison Co. 6.05%, 3/15/39	165,000	210,958
Southern California Gas Co. 5.125%, 11/15/40	78,000	91,827
Southern Power Co. 5.15%, 9/15/41	90,000	97,795

		1,098,754

TOTAL CORPORATE BONDS (Cost $5,647,832)		5,114,117

	Principal Amount	Value

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 1.4%
United States Treasury Bonds/Notes — 1.4%
4.50%, 2/15/36	$85,100	$104,912
4.50%, 8/15/39	53,400	66,091
4.375%, 11/15/39	27,700	33,599
4.625%, 2/15/40	71,900	90,650
4.375%, 5/15/41	111,400	135,265

		430,517

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $431,808)		430,517

TOTAL INVESTMENTS — 99.4% (Cost $26,731,796)		$30,097,370
Other assets less liabilities — 0.6%		166,740

NET ASSETS — 100.0%		$30,264,110

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	29

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund

May 31, 2013

	Number of Shares	Value

COMMON STOCKS — 94.4%
Basic Materials — 4.2%
Air Liquide SA (France)	398	$51,394
Anglo American PLC (United Kingdom)	1,716	39,801
BASF SE (Germany)	1,098	107,362
BHP Billiton Ltd. (Australia)	3,951	131,891
BHP Billiton PLC (United Kingdom)	2,462	71,655
Coeur Mining, Inc.*	1,271	18,035
Dow Chemical (The) Co	2,102	72,435
E.I. du Pont de Nemours & Co	1,516	84,578
Freeport-McMoRan Copper & Gold, Inc	1,590	49,370
Gold Resource Corp	600	5,760
HB Fuller Co	514	21,367
International Paper Co	3,084	142,327
Linde AG (Germany)	211	40,602
Monsanto Co	771	77,593
NewMarket Corp	136	37,297
Rio Tinto Ltd. (Australia)	468	24,715
Rio Tinto PLC (United Kingdom)	1,681	72,971
Sensient Technologies Corp	514	21,213
Sherwin-Williams (The) Co	857	161,570
Syngenta AG (Switzerland)	105	41,286

		1,273,222

Communications — 9.1%
Amazon.com, Inc.*	741	199,351
Anixter International, Inc.*	308	23,633
Arris Group, Inc.*	1,114	16,855
AT&T, Inc	9,706	339,613
Bankrate, Inc.*	1,200	17,172
Brightcove, Inc.*	1,542	11,534
BT Group PLC (United Kingdom)	8,880	40,760
CenturyLink, Inc	943	32,203
Cisco Systems, Inc	9,232	222,307
Comcast Corp., Class A	4,222	169,513
Consolidated Communications Holdings, Inc	1,457	24,798
Corning, Inc	2,786	42,821
Deutsche Telekom AG (Germany)	2,855	32,796
Finisar Corp.*	1,114	14,593
France Telecom SA (France)	2,004	20,429
Google, Inc., Class A*	529	460,447
Leap Wireless International, Inc.*	3,770	21,300
Meredith Corp	428	17,539
Netgear, Inc.*	428	14,244
News Corp., Class A	2,424	77,835
SoftBank Corp. (Japan)	914	47,040
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,737	44,122
Telefonica SA (Spain)*	5,301	73,034
Thomson Reuters Corp. (Canada)	1,333	44,522
Time Warner, Inc	1,429	83,411
Verizon Communications, Inc	4,670	226,402
ViaSat, Inc.*	428	29,986
Vodafone Group PLC (United Kingdom)	58,384	170,277
Vonage Holdings Corp.*	12,594	34,508
Walt Disney (The) Co	2,837	178,957

		2,732,002

	Number of Shares	Value

Consumer, Cyclical — 10.2%
Arctic Cat, Inc	600	$28,134
Ascena Retail Group, Inc.*	1,585	32,223
Bayerische Motoren Werke AG (Germany)	434	41,568
Carter’s, Inc	600	43,242
Cash America International, Inc	333	15,887
Cie Financiere Richemont SA (Switzerland)	691	62,036
Cinemark Holdings, Inc	1,012	29,692
Columbia Sportswear Co	334	20,113
Compass Group PLC (United Kingdom)	2,250	29,623
CVS Caremark Corp	2,167	124,776
Daimler AG (Germany)	1,082	69,487
Dana Holding Corp	1,599	30,253
DR Horton, Inc	2,142	52,179
DTS, Inc.*	1,285	25,392
Ford Motor Co	6,969	109,274
GNC Holdings, Inc., Class A	943	42,463
Hennes & Mauritz AB, Class B (Sweden)	1,251	43,064
Honda Motor Co. Ltd. (Japan)	2,098	79,989
Inditex SA (Spain)	258	32,132
JetBlue Airways Corp.*	2,656	16,494
Kohl’s Corp	1,628	83,695
Krispy Kreme Doughnuts, Inc.*	3,427	59,356
Las Vegas Sands Corp	1,542	89,282
Lennar Corp., Class A	1,285	50,526
Life Time Fitness, Inc.*	428	21,332
Lions Gate Entertainment Corp. (Canada)*	1,542	44,410
Lowe’s Cos., Inc	2,228	93,821
LVMH Moet Hennessy Louis Vuitton SA (France)	317	56,303
Maidenform Brands, Inc.*	1,114	20,264
MDC Holdings, Inc	514	19,075
Men’s Wearhouse (The), Inc	445	16,109
Mitsubishi Corp. (Japan)	1,493	26,544
Mitsui & Co. Ltd. (Japan)	2,014	25,883
Nike, Inc., Class B	1,600	98,656
Nissan Motor Co. Ltd. (Japan)	3,170	35,185
Nu Skin Enterprises, Inc., Class A	667	39,220
Penske Automotive Group, Inc	1,066	34,229
Red Robin Gourmet Burgers, Inc.*	720	37,807
Ross Stores, Inc	1,714	110,210
Ruby Tuesday, Inc.*	3,256	30,118
Saks, Inc.*	1,999	29,645
SIX Flags Entertainment Corp	514	38,329
Southwest Airlines Co	5,655	80,131
Systemax, Inc	1,799	17,360
Target Corp	1,114	77,423
Tenneco, Inc.*	685	30,387
Toyota Motor Corp. (Japan)	3,330	199,227
VF Corp	857	157,568
Wabash National Corp.*	3,684	38,682
Wal-Mart Stores, Inc	5,378	402,490
Watsco, Inc	342	29,839
World Fuel Services Corp	728	29,651

		3,050,778

Consumer, Non-cyclical — 19.6%
Abbott Laboratories	5,180	189,951
Acacia Research - Acacia Technologies	343	8,575

See Notes to Financial Statements.	30

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Accuray, Inc.*	3,598	$19,321
Aetna, Inc	2,913	175,887
Align Technology, Inc.*	943	33,712
Amsurg Corp.*	343	12,187
Anheuser-Busch InBev NV (Belgium)	894	82,651
Ariad Pharmaceuticals, Inc.*	1,714	31,435
AstraZeneca PLC (United Kingdom)	1,437	73,973
Avanir Pharmaceuticals, Inc., Class A*	7,026	23,326
Bayer AG (Germany)	918	98,902
Becton Dickinson and Co	1,542	152,072
BioScrip, Inc.*	3,170	44,317
Bristol-Myers Squibb Co	2,742	126,159
British American Tobacco PLC (United Kingdom)	2,291	126,116
Capella Education Co.*	771	33,585
Centene Corp.*	312	15,444
Cepheid, Inc.*	685	23,811
Chemocentryx, Inc.*	1,542	20,832
Coca-Cola (The) Co	7,202	288,008
CONMED Corp	343	11,295
Convergys Corp	1,200	21,804
Costar Group, Inc.*	257	28,735
CSL Ltd. (Australia)	625	35,650
DANONE SA (France)	706	52,066
Diageo PLC (United Kingdom)	2,807	83,210
Fresh Del Monte Produce, Inc	514	13,760
Fresh Market (The), Inc.*	514	25,464
FTI Consulting, Inc.*	514	19,527
GlaxoSmithKline PLC (United Kingdom)	6,319	164,516
Hain Celestial Group (The), Inc.*	428	28,513
Hanger, Inc.*	428	13,657
Harris Teeter Supermarkets, Inc	491	23,077
Imperial Tobacco Group PLC (United Kingdom)	1,077	38,799
Incyte Corp. Ltd.*	1,114	24,697
Integra Lifesciences Holdings Corp.*	250	9,472
JM Smucker (The) Co	843	85,109
Johnson & Johnson	4,330	364,499
Live Nation Entertainment, Inc.*	2,465	33,549
Magellan Health Services, Inc.*	239	13,026
MasterCard, Inc., Class A	216	123,174
Medivation, Inc.*	685	33,264
Medtronic, Inc	1,628	83,044
Merck & Co., Inc	4,338	202,585
Molina Healthcare, Inc.*	500	18,900
Mondelez International, Inc., Class A	4,314	127,090
Nestle SA (Switzerland)	3,859	256,056
Novartis AG (Switzerland)	2,706	195,256
Novo Nordisk A/S, Class B (Denmark)	445	71,725
Onyx Pharmaceuticals, Inc.*	428	40,853
Pfizer, Inc	11,630	316,685
Pharmacyclics, Inc.*	600	54,984
Pilgrim’s Pride Corp.*	4,455	53,282
Procter & Gamble (The) Co.	4,319	331,526
Quad/Graphics, Inc	1,371	31,944
Questcor Pharmaceuticals, Inc	685	23,406
Reckitt Benckiser Group PLC (United Kingdom)	791	56,752
Rent-A-Center, Inc	685	25,057

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Roche Holding AG (Switzerland)	843	$210,783
Rollins, Inc	1,458	36,829
SABMiller PLC (United Kingdom)	1,105	55,909
Salix Pharmaceuticals Ltd.*	667	40,467
Sanofi (France)	957	102,631
Santarus, Inc.*	3,170	70,596
Seaboard Corp	11	30,308
Seattle Genetics, Inc.*	1,200	41,184
Select Medical Holdings Corp	1,199	9,472
Sequenom, Inc.*	5,997	24,828
Spectrum Brands Holdings, Inc	514	30,989
Takeda Pharmaceutical Co. Ltd. (Japan)	841	37,674
Tesco PLC (United Kingdom)	9,327	51,790
Teva Pharmaceutical Industries Ltd. (Israel)	1,015	38,975
TreeHouse Foods, Inc.*	399	26,127
Unilever NV (Netherlands)	1,943	79,639
Unilever PLC (United Kingdom)	1,518	64,004
United Natural Foods, Inc.*	514	27,201
UnitedHealth Group, Inc	1,906	119,373
ViroPharma, Inc.*	857	23,568
Woolworths Ltd. (Australia)	1,465	46,268
Wright Medical Group, Inc.*	500	12,515

		5,897,402

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,570	27,380

Energy — 9.7%
BG Group PLC (United Kingdom)	3,927	72,376
BP PLC (United Kingdom)	21,344	153,541
Cameron International Corp.*	1,889	114,983
Cheniere Energy, Inc.*	2,056	60,344
Chevron Corp	3,114	382,244
ConocoPhillips	2,012	123,416
Continental Resources, Inc.*	1,271	103,116
CVR Energy, Inc	771	48,427
Dril-Quip, Inc.*	435	39,346
Energy XXI Bermuda Ltd. (Bermuda)	771	19,684
ENI S.p.A (Italy)	2,974	67,645
Exxon Mobil Corp	7,397	669,206
Helix Energy Solutions Group, Inc.*	1,028	24,528
Hess Corp	2,656	179,041
Kodiak Oil & Gas Corp.*	2,228	19,562
McMoRan Exploration Co.*	1,285	21,370
Oasis Petroleum, Inc.*	857	31,846
Royal Dutch Shell PLC, Class A (United Kingdom)	4,301	143,966
Royal Dutch Shell PLC, Class B (United Kingdom)	3,067	106,272
Schlumberger Ltd. (Netherland Antilles)	2,103	153,582
Southwestern Energy Co.*	2,402	90,531
Statoil ASA (Norway)	1,208	27,521
Targa Resources Corp	428	27,572
Tesco Corp.*	1,971	25,150
Total SA (France)	2,556	128,185
Vantage Drilling Co.*	13,022	25,002
Williams (The) Cos., Inc	1,028	36,165
Woodside Petroleum Ltd. (Australia)	774	26,660

		2,921,281

See Notes to Financial Statements.	31

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Financial—20.0%
AIA Group Ltd. (Hong Kong)	11,481	$51,100
Alexander’s, Inc. REIT	43	13,089
Allianz SE (Germany)	513	79,846
American Campus Communities, Inc. REIT	665	27,152
American Express Co	1,932	146,272
American International Group, Inc.*	2,947	131,024
American Tower Corp. REIT	600	46,704
AON PLC (United Kingdom)	2,485	158,220
Australia & New Zealand Banking Group Ltd. (Australia)	3,039	80,099
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,431	60,575
Banco Santander SA (Spain)	19,378	139,533
Bank of America Corp	18,721	255,729
Barclays PLC (United Kingdom)	17,288	84,174
Berkshire Hathaway, Inc., Class B*	3,972	453,086
BioMed Realty Trust, Inc. REIT	1,533	32,086
BNP Paribas SA (France)	1,228	72,343
Boston Properties, Inc. REIT	1,114	118,730
CBL & Associates Properties, Inc. REIT	1,666	38,301
Citigroup, Inc	5,018	260,886
Citizens, Inc.*	2,228	13,546
Coinstar, Inc.*	343	19,976
Commonwealth Bank of Australia (Australia)	1,809	115,755
Credit Acceptance Corp.*	228	25,960
Deutsche Bank AG (Germany) (a)	1,324	62,080
Equity Lifestyle Properties, Inc. REIT	420	32,411
Equity One, Inc. REIT	1,100	25,663
Equity Residential REIT	466	26,352
Extra Space Storage, Inc. REIT	943	39,502
Franklin Resources, Inc	324	50,158
Geo Group (The), Inc. REIT	789	27,473
Goldman Sachs Group (The), Inc	782	126,746
Hancock Holding Co.	857	24,467
Hatteras Financial Corp. REIT	1,028	26,543
Highwoods Properties, Inc. REIT	699	25,458
Home Properties, Inc. REIT	479	29,109
HSBC Holdings PLC (United Kingdom)	22,685	250,202
ING Groep NV (Netherlands)*	4,718	44,348
Invesco Mortgage Capital, Inc. REIT	1,200	22,380
JPMorgan Chase & Co	6,289	343,316
Kilroy Realty Corp. REIT	700	37,037
LaSalle Hotel Properties REIT	800	21,120
Marsh & McLennan Cos., Inc	857	34,297
Meadowbrook Insurance Group, Inc	2,313	18,550
MFA Financial, Inc. REIT	3,532	31,011
Mid-America Apartment Communities, Inc. REIT	377	25,625
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,363	85,073
Mizuho Financial Group, Inc. (Japan)	26,671	51,773
Monmouth Real Estate Investment Corp., Class A REIT	1,971	20,223
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	202	37,978
National Australia Bank Ltd. (Australia)	2,457	68,192
National Retail Properties, Inc. REIT	985	35,332
Ocwen Financial Corp.*	1,285	54,972
OMEGA Healthcare Investors, Inc. REIT	1,091	35,359

	Number of Shares	Value

Financial (Continued)
Post Properties, Inc. REIT	485	$23,183
Primerica, Inc	685	24,126
ProAssurance Corp	528	26,506
ProLogis, Inc. REIT	3,427	138,109
Prudential PLC (United Kingdom)	2,934	49,795
PS Business Parks, Inc. REIT	257	19,612
Public Storage REIT	267	40,531
Republic Bancorp, Inc., Class A	1,028	24,477
Ryman Hospitality Properties REIT	581	22,229
Signature Bank*	533	41,137
Simon Property Group, Inc. REIT	457	76,063
Sovran Self Storage, Inc. REIT	257	16,672
Standard Chartered PLC (United Kingdom)	2,816	65,763
Starwood Property Trust, Inc. REIT	1,114	28,262
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,501	60,590
SVB Financial Group*	462	35,754
T. Rowe Price Group, Inc	1,923	145,879
Tanger Factory Outlet Centers, Inc. REIT	853	29,411
Taylor Capital Group, Inc.*	1,371	22,772
Texas Capital Bancshares, Inc.*	343	15,147
Tompkins Financial Corp	600	24,924
Two Harbors Investment Corp. REIT	2,056	22,678
U.S. Bancorp	2,913	102,130
UBS AG (Switzerland)*	5,076	90,293
Visa, Inc., Class A	1,264	225,169
Washington Real Estate Investment Trust REIT	750	20,865
Wells Fargo & Co	8,340	338,188
Westpac Banking Corp. (Australia)	3,420	93,087
Zurich Insurance Group AG (Switzerland)*	174	46,254

		6,006,542

Industrial — 9.7%
ABB Ltd. (Switzerland)*	2,510	55,568
Actuant Corp., Class A	685	23,290
Acuity Brands, Inc	466	34,983
Altra Holdings, Inc	1,542	44,425
AO Smith Corp	856	33,555
Apogee Enterprises, Inc	1,371	36,578
Boeing (The) Co	1,200	118,824
Bristow Group, Inc	343	21,558
Builders FirstSource, Inc.*	4,712	31,759
Caterpillar, Inc	1,099	94,294
Chart Industries, Inc.*	343	33,367
Clean Harbors, Inc.*	579	33,119
Colfax Corp.*	1,028	51,297
Cummins, Inc	343	41,033
Darling International, Inc.*	1,114	21,846
East Japan Railway Co. (Japan)	428	32,295
Eaton Corp. PLC (Ireland)	2,740	181,004
EMCOR Group, Inc	685	27,229
Emerson Electric Co	1,180	67,803
EnerSys	533	26,559
Fabrinet (Cayman Islands)*	2,056	29,874
FANUC Corp. (Japan)	241	36,562
FedEx Corp	452	43,546
FEI Co	428	30,820
General Dynamics Corp	561	43,253

See Notes to Financial Statements.	32

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Industrial (Continued)
General Electric Co	17,320	$403,902
Genesee & Wyoming, Inc., Class A*	514	45,772
Golar LNG Ltd. (Bermuda)	600	20,400
Graphic Packaging Holding Co.*	3,598	27,669
Hexcel Corp.*	1,028	35,744
Hitachi Ltd. (Japan)	5,997	41,789
Ingersoll-Rand PLC (Ireland)	2,342	134,735
Komatsu Ltd. (Japan)	1,232	32,022
Koninklijke Philips Electronics NV (Netherlands)	1,058	30,109
Middleby Corp.*	171	27,957
Mitsubishi Electric Corp. (Japan)	2,559	24,888
Mueller Industries, Inc	343	18,676
Powell Industries, Inc.*	600	28,368
Rolls-Royce Holdings PLC (United Kingdom)*	2,299	42,092
Schneider Electric SA (France)	628	50,068
Siemens AG (Germany)	1,007	106,815
Smith & Wesson Holding Corp.*	2,399	21,855
Stanley Black & Decker, Inc	1,257	99,580
Tetra Tech, Inc.*	685	18,885
Tredegar Corp	1,542	38,488
Triumph Group, Inc	428	33,234
Union Pacific Corp	771	119,212
United Parcel Service, Inc., Class B	1,506	129,365
United Technologies Corp	1,442	136,846
Vinci SA (France)	596	30,749
Woodward, Inc	857	33,552

		2,927,213

Technology — 10.1%
Accelrys, Inc.*	2,742	22,868
Activision Blizzard, Inc	8,482	122,395
Apple, Inc	1,466	659,230
Applied Materials, Inc	10,538	160,177
ASML Holding NV (Netherlands)	387	32,323
Aspen Technology, Inc.*	857	26,241
Athenahealth, Inc.*	428	36,187
CACI International, Inc., Class A*	222	14,239
Canon, Inc. (Japan)	1,542	54,186
Cirrus Logic, Inc.*	771	14,071
Citrix Systems, Inc.*	1,432	92,149
Commvault Systems, Inc.*	514	35,980
Concur Technologies, Inc.*	572	46,178
Cray, Inc.*	1,885	34,326
Dell, Inc	2,913	38,889
EMC Corp.*	3,284	81,312
EPIQ Systems, Inc	1,542	18,704
Fidelity National Information Services, Inc	2,378	106,772
Hewlett-Packard Co	3,598	87,863
International Business Machines Corp	1,982	412,296
Jack Henry & Associates, Inc	901	42,284
Mentor Graphics Corp	1,285	24,402
Microsemi Corp.*	857	18,794
Microsoft Corp	13,549	472,590
MKS Instruments, Inc	600	16,890
Netsuite, Inc.*	685	60,006
Progress Software Corp.*	685	16,104

	Number of Shares	Value

Technology (Continued)
PTC, Inc.*	1,305	$32,769
QLIK Technologies, Inc.*	1,114	34,267
SAP AG (Germany)*	1,062	80,101
Solarwinds, Inc.*	857	36,123
SYNNEX Corp.*	343	13,909
Syntel, Inc.	428	27,353
Ultimate Software Group, Inc.*	257	28,604
Veeco Instruments, Inc.*	428	18,143

		3,018,725

Utilities —1.7%
Centrica PLC (United Kingdom)	6,105	35,249
Cleco Corp	600	27,306
Dominion Resources, Inc	943	53,327
E.ON SE (Germany)	1,848	31,369
Edison International	2,570	118,066
GDF Suez (France)	1,510	30,911
National Grid PLC (United Kingdom)	4,442	52,948
New Jersey Resources Corp	428	19,423
Piedmont Natural Gas Co., Inc	867	29,296
SJW Corp	943	25,508
WGL Holdings, Inc	600	25,752
Wisconsin Energy Corp	1,714	69,948

		519,103

TOTAL COMMON STOCKS (Cost $23,908,809)		28,373,648

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	150	32,939

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	273,581	415

TOTAL PREFERRED STOCKS (Cost $32,508)		33,354

	Principal Amount	Value

CORPORATE BONDS — 2.6%
Basic Materials — 0.1%
Barrick North America Finance LLC 5.70%, 5/30/41	$13,000	$12,308
BHP Billiton Finance USA Ltd. (Australia) 4.125%, 2/24/42	5,000	4,938
International Paper Co. 6.00%, 11/15/41	5,000	5,799
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/02/40	3,000	3,245

		26,290

Communications — 0.4%
America Movil S.A.B de CV (Mexico) 6.125%, 3/30/40	13,000	14,870
AT&T, Inc. 5.55%, 8/15/41	30,000	33,261

See Notes to Financial Statements.	33

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

May 31, 2013

	Principal Amount	Value

Communications (Continued)
Cisco Systems, Inc. 5.90%, 2/15/39	$17,000	$20,963
Corning, Inc. 4.75%, 3/15/42	5,000	5,152
Discovery Communications LLC 4.95%, 5/15/42	13,000	13,122
Verizon Communications, Inc. 6.00%, 4/01/41	6,000	6,997
Viacom, Inc. 4.50%, 2/27/42	13,000	12,053
Walt Disney (The) Co., Series E 4.125%, 12/01/41	5,000	4,980

		111,398

Consumer, Cyclical — 0.1%
Home Depot, Inc. 5.95%, 4/01/41	8,000	9,994
Lowe’s Cos., Inc. 5.125%, 11/15/41	13,000	14,227
McDonald’s Corp., MTN 3.70%, 2/15/42	17,000	15,726

		39,947

Consumer, Non-cyclical — 0.5%
Amgen, Inc. 5.65%, 6/15/42	25,000	28,201
Archer-Daniels-Midland Co. 5.765%, 3/01/41	8,000	9,595
Diageo Investment Corp. 4.25%, 5/11/42	4,000	3,955
General Mills, Inc. 5.40%, 6/15/40	5,000	5,857
Gilead Sciences, Inc. 5.65%, 12/01/41	8,000	9,443
Johnson & Johnson 5.95%, 8/15/37	13,000	16,908
Kimberly-Clark Corp. 5.30%, 3/01/41	5,000	6,017
Medtronic, Inc. 4.50%, 3/15/42	5,000	5,172
PepsiCo, Inc. 4.00%, 3/05/42	5,000	4,770
Philip Morris International, Inc. 4.50%, 3/20/42	13,000	12,775
Procter & Gamble (The) Co. 5.55%, 3/05/37	26,000	32,100
UnitedHealth Group, Inc. 4.625%, 11/15/41	8,000	8,121
WellPoint, Inc. 4.625%, 5/15/42	8,000	7,969

		150,883

Energy — 0.3%
Apache Corp. 4.75%, 4/15/43	5,000	5,008
Baker Hughes, Inc. 5.125%, 9/15/40	5,000	5,677

	Principal Amount	Value

Energy (Continued)
Devon Energy Corp. 4.75%, 5/15/42	$13,000	$12,702
Enterprise Products Operating LLC 4.85%, 8/15/42	17,000	17,001
Halliburton Co. 4.50%, 11/15/41	5,000	5,306
Plains All American Pipeline LP / PAA Finance Corp. 5.15%, 6/01/42	5,000	5,295
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	21,000	28,115
Transcanada Pipelines Ltd. (Canada) 6.10%, 6/01/40	8,000	9,961

		89,065

Financial — 0.3%
General Electric Capital Corp. 2.10%, 1/07/14	34,000	34,364
JPMorgan Chase & Co. 5.50%, 10/15/40	24,000	27,386
MetLife, Inc. 5.875%, 2/06/41	5,000	6,019
Simon Property Group LP 4.75%, 3/15/42	8,000	8,358
Travelers (The) Cos., Inc. 5.35%, 11/01/40	8,000	9,418

		85,545

Industrial — 0.3%
Caterpillar, Inc. 5.20%, 5/27/41	10,000	11,352
Deere & Co. 3.90%, 6/09/42	8,000	7,601
Dover Corp. 5.375%, 3/01/41	5,000	5,939
Illinois Tool Works, Inc. 4.875%, 9/15/41	5,000	5,438
Koninklijke Philips Electronics NV (Netherlands) 5.00%, 3/15/42	5,000	5,343
Norfolk Southern Corp. 4.837%, 10/01/41 7.90%, 5/15/97	13,000 6,000	13,677 8,925
Sonoco Products Co. 5.75%, 11/01/40	5,000	5,581
Stanley Black & Decker, Inc. 5.20%, 9/01/40	8,000	8,742
Union Pacific Corp. 4.75%, 9/15/41	6,000	6,365

		78,963

Technology — 0.1%
Applied Materials, Inc. 5.85%, 6/15/41	5,000	5,704
Intel Corp. 4.80%, 10/01/41	5,000	5,158
Oracle Corp. 5.375%, 7/15/40	19,000	22,119

		32,981

See Notes to Financial Statements.	34

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

May 31, 2013

	Principal Amount	Value

Utilities — 0.5%
Arizona Public Service Co. 5.05%, 9/01/41	$13,000	$14,495
Duke Energy Indiana, Inc. 6.45%, 4/01/39	17,000	22,127
Florida Power & Light Co. 5.95%, 2/01/38 5.25%, 2/01/41	22,000 12,000	27,880 14,117
Georgia Power Co. 5.40%, 6/01/40	13,000	14,776
Nevada Power Co. 5.45%, 5/15/41	13,000	15,372
Puget Sound Energy, Inc. 4.434%, 11/15/41	17,000	17,746
Southern California Edison Co. 6.05%, 3/15/39	3,000	3,836
Southern California Gas Co. 5.125%, 11/15/40	12,000	14,127
Southern Power Co. 5.15%, 9/15/41	13,000	14,126

		158,602

TOTAL CORPORATE BONDS (Cost $804,674)		773,674

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 2.5%
United States Treasury Bonds/Notes — 2.5%
4.50%, 2/15/36	66,200	81,612
4.375%, 11/15/39	112,200	136,095
4.625%, 2/15/40	85,700	108,049
4.375%, 5/15/40	75,800	92,002
3.875%, 8/15/40	84,800	94,910
4.75%, 2/15/41	68,500	88,076
4.375%, 5/15/41	81,400	98,838
3.125%, 2/15/42	65,100	63,249

		762,831

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $725,761)		762,831

TOTAL INVESTMENTS — 99.6% (Cost $25,471,752)		$29,943,507
Other assets less liabilities — 0.4%		118,228

NET ASSETS — 100.0%		$30,061,735

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the fund.

(b) Less than 0.1%

See Notes to Financial Statements.	35

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund

May 31, 2013

	Number of Shares	Value

COMMON STOCKS — 36.0%
Basic Materials — 1.6%
Air Liquide SA (France)	58	$7,490
Anglo American PLC (United Kingdom)	205	4,755
BASF SE (Germany)	150	14,667
BHP Billiton Ltd. (Australia)	561	18,726
BHP Billiton PLC (United Kingdom)	390	11,351
Coeur Mining Inc.*	184	2,611
Dow Chemical (The) Co	334	11,510
E.I. du Pont de Nemours & Co	260	14,505
Freeport-McMoRan Copper & Gold, Inc	234	7,266
Gold Resource Corp	100	960
HB Fuller Co	100	4,157
International Paper Co	400	18,460
Linde AG (Germany)	39	7,505
Monsanto Co	100	10,064
NewMarket Corp	20	5,485
Rio Tinto Ltd. (Australia)	86	4,542
Rio Tinto PLC (United Kingdom)	234	10,158
Sensient Technologies Corp	100	4,127
Sherwin-Williams (The) Co	100	18,852
Syngenta AG (Switzerland)	16	6,291

		183,482

Communications — 3.4%
Amazon.com, Inc.*	104	27,979
Anixter International, Inc.*	100	7,673
Arris Group, Inc.*	200	3,026
AT&T, Inc	1,365	47,761
Bankrate, Inc.*	200	2,862
Brightcove, Inc.*	200	1,496
BT Group PLC, Class A (United Kingdom)	1,213	5,568
CenturyLink, Inc	100	3,415
Cisco Systems, Inc	1,239	29,835
Comcast Corp., Class A	581	23,327
Consolidated Communications Holdings, Inc	200	3,404
Corning, Inc	391	6,010
Deutsche Telekom AG (Germany)	518	5,950
Finisar Corp.*	200	2,620
France Telecom SA (France)	384	3,914
Google, Inc., Class A*	69	60,058
Leap Wireless International, Inc.*	500	2,825
Meredith Corp	100	4,098
Netgear, Inc.*	100	3,328
News Corp., Class A	292	9,376
Softbank Corp. (Japan)	100	5,147
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	904	10,673
Telefonica SA (Spain)*	782	10,774
Thomson Reuters Corp. (Canada)	150	5,010
Time Warner, Inc	234	13,659
Verizon Communications, Inc	641	31,076
Vodafone Group PLC (United Kingdom)	8,001	23,335
Vonage Holdings Corp.*	1,700	4,658
Walt Disney (The) Co	397	25,042

		383,899

	Number of Shares	Value

Consumer, Cyclical — 4.0%
Arctic Cat, Inc	100	$4,689
Ascena Retail Group, Inc.*	340	6,912
Bayerische Motoren Werke AG (Germany)	65	6,226
Carter’s, Inc	100	7,207
Cash America International, Inc	67	3,197
Cie Financiere Richemont SA (Switzerland)	114	10,235
Cinemark Holdings, Inc	188	5,516
Columbia Sportswear Co	23	1,385
Compass Group PLC (United Kingdom)	307	4,042
CVS Caremark Corp	288	16,583
Daimler AG (Germany)	163	10,468
Dana Holding Corp	300	5,676
Dr Horton, Inc	300	7,308
DTS, Inc.*	200	3,952
Ford Motor Co	1,032	16,182
GNC Holdings, Inc., Class A	100	4,503
Hennes & Mauritz AB, Class B (Sweden)	180	6,196
Honda Motor Co. Ltd. (Japan)	272	10,370
Inditex SA (Spain)	32	3,985
JetBlue Airways Corp.*	400	2,484
Kohl’s Corp	267	13,726
Krispy Kreme Doughnuts, Inc.*	500	8,660
Las Vegas Sands Corp	234	13,549
Lennar Corp., Class A	200	7,864
Life Time Fitness, Inc.*	100	4,984
Lions Gate Entertainment Corp. (Canada)*	200	5,760
Lowe’s Cos., Inc	300	12,633
LVMH Moet Hennessy Louis Vuitton SA (France)	48	8,525
Maidenform Brands, Inc.*	100	1,819
MDC Holdings, Inc	100	3,711
Men’s Wearhouse (The), Inc	175	6,335
Mitsubishi Corp. (Japan)	366	6,506
Mitsui & Co. Ltd. (Japan)	440	5,655
Nike, Inc., Class B	200	12,332
Nissan Motor Co. Ltd. (Japan)	500	5,550
Nu Skin Enterprises, Inc., Class A	100	5,880
Penske Automotive Group, Inc	234	7,514
Red Robin Gourmet Burgers, Inc.*	67	3,518
Ross Stores, Inc	200	12,861
Ruby Tuesday, Inc.*	400	3,700
Saks, Inc.*	250	3,708
SIX Flags Entertainment Corp	100	7,457
Southwest Airlines Co	800	11,336
Systemax, Inc	300	2,895
Target Corp	134	9,313
Tenneco, Inc.*	100	4,436
Toyota Motor Corp. (Japan)	420	25,127
VF Corp	100	18,386
Wabash National Corp.*	500	5,250
Wal-Mart Stores, Inc	764	57,177
Watsco, Inc	50	4,363
World Fuel Services Corp	106	4,317

		441,963

See Notes to Financial Statements.	36

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Consumer, Non-cyclical — 7.4%
Abbott Laboratories	744	$27,282
Acacia Research-Acacia Technologies	67	1,675
Accuray, Inc.*	500	2,685
Aetna, Inc	400	24,152
Align Technology, Inc.*	100	3,575
Anheuser-Busch InBev NV (Belgium)	122	11,279
Ariad Pharmaceuticals, Inc.*	200	3,668
AstraZeneca PLC (United Kingdom)	204	10,501
Avanir Pharmaceuticals, Inc., Class A*	1,000	3,320
Bayer AG (Germany)	132	14,221
Becton Dickinson and Co	200	19,724
BioScrip, Inc.*	400	5,592
Bristol-Myers Squibb Co	334	15,367
British American Tobacco PLC (United Kingdom)	319	17,560
Capella Education Co.*	100	4,356
Centene Corp.*	100	4,950
Cepheid, Inc.*	100	3,476
Chemocentryx, Inc.*	200	2,702
Coca-Cola (The) Co	1,062	42,469
Convergys Corp	100	1,817
CSL Ltd. (Australia)	77	4,392
DANONE SA (France)	87	6,416
Diageo PLC (United Kingdom)	397	11,769
Fresh Del Monte Produce, Inc	100	2,677
Fresh Market (The), Inc.*	100	4,954
FTI Consulting, Inc.*	100	3,799
GlaxoSmithKline PLC (United Kingdom)	884	23,015
Hain Celestial Group (The), Inc.*	100	6,662
Hanger, Inc.*	100	3,191
Harris Teeter Supermarkets, Inc	86	4,042
Imperial Tobacco Group PLC (United Kingdom)	194	6,989
Incyte Corp. Ltd.*	134	2,971
Integra Lifesciences Holdings Corp.*	100	3,789
JM Smucker (The) Co	134	13,529
Johnson & Johnson	625	52,612
Live Nation Entertainment, Inc.*	300	4,083
Magellan Health Services, Inc.*	69	3,761
MasterCard, Inc., Class A	23	13,116
Medivation, Inc.*	100	4,856
Medtronic, Inc	200	10,202
Merck & Co., Inc	650	30,355
Molina Healthcare, Inc.*	100	3,780
Mondelez International, Inc., Class A	538	15,849
Nestle SA (Switzerland)	557	36,958
Novartis AG (Switzerland)	393	28,358
Novo Nordisk A/S, Class B (Denmark)	70	11,283
Onyx Pharmaceuticals, Inc.*	67	6,395
Pfizer, Inc	1,642	44,712
Pharmacyclics, Inc.*	100	9,164
Pilgrim’s Pride Corp.*	600	7,176
Procter & Gamble (The) Co	564	43,293
Quad/Graphics, Inc	200	4,660
Questcor Pharmaceuticals, Inc	100	3,417
Reckitt Benckiser Group PLC (United Kingdom)	114	8,179
Rent-A-Center, Inc	100	3,658

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Roche Holding AG (Switzerland)	125	$31,255
Rollins, Inc	320	8,084
SABMiller PLC (United Kingdom)	151	7,640
Salix Pharmaceuticals Ltd.*	100	6,067
Sanofi (France)	145	15,550
Santarus, Inc.*	400	8,908
Seaboard Corp	1	2,755
Seattle Genetics, Inc.*	134	4,599
Select Medical Holdings Corp	200	1,580
Sequenom, Inc.*	800	3,312
Spectrum Brands Holdings, Inc	100	6,029
Takeda Pharmaceutical Co. Ltd. (Japan)	107	4,793
Tesco PLC (United Kingdom)	1,329	7,380
Teva Pharmaceutical Industries Ltd. (Israel)	125	4,800
TreeHouse Foods, Inc.*	50	3,274
Unilever NV (Netherlands)	307	12,583
Unilever PLC (United Kingdom)	218	9,192
United Natural Foods, Inc.*	100	5,292
UnitedHealth Group, Inc	226	14,154
ViroPharma, Inc.*	67	1,843
Woolworths Ltd. (Australia)	188	5,938

		829,461

Energy — 3.7%
BG Group PLC (United Kingdom)	571	10,524
BP PLC (United Kingdom)	3,015	21,689
Cameron International Corp.*	300	18,261
Cheniere Energy, Inc.*	300	8,805
Chevron Corp	431	52,905
ConocoPhillips	284	17,421
Continental Resources, Inc.*	200	16,226
CVR Energy, Inc	100	6,281
Dril-Quip, Inc.*	50	4,523
Energy XXI Bermuda Ltd. (Bermuda)	100	2,553
ENI S.p.A (Italy)	414	9,417
Exxon Mobil Corp	1,055	95,446
Helix Energy Solutions Group, Inc.*	100	2,386
Hess Corp	400	26,964
Kodiak Oil & Gas Corp.*	300	2,634
McMoRan Exploration Co.*	134	2,228
Oasis Petroleum, Inc.*	100	3,716
Royal Dutch Shell PLC, Class A (United Kingdom)	608	20,351
Royal Dutch Shell PLC, Class B (United Kingdom)	438	15,177
Schlumberger Ltd. (Netherland Antilles)	289	21,105
Southwestern Energy Co.*	290	10,930
Statoil ASA (Norway)	179	4,078
Targa Resources Corp	100	6,442
Tesco Corp.*	300	3,828
Total SA (France)	357	17,904
Vantage Drilling Co.*	2,702	5,188
Williams (The) Cos., Inc	100	3,518
Woodside Petroleum Ltd. (Australia)	139	4,788

		415,288

Financial — 7.7%
AIA Group Ltd. (Hong Kong)	1,400	6,231
Alexander’s, Inc. REIT	9	2,740

See Notes to Financial Statements.	37

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Financial (Continued)
Allianz SE (Germany)	75	$11,673
American Campus Communities, Inc. REIT	210	8,573
American Express Co	250	18,927
American International Group, Inc.*	401	17,828
American Tower Corp., Class A REIT	100	7,784
AON PLC (United Kingdom)	300	19,102
Australia & New Zealand Banking Group Ltd. (Australia)	446	11,755
Banco Bilbao Vizcaya Argentaria SA (Spain)	875	8,242
Banco Santander SA (Spain)	2,835	20,414
Bank of America Corp	2,595	35,448
Barclays PLC (United Kingdom)	2,969	14,456
Berkshire Hathaway, Inc., Class B*	539	61,485
BioMed Realty Trust, Inc. REIT	250	5,233
BNP Paribas (France)	190	11,193
Boston Properties, Inc. REIT	150	15,986
CBL & Associates Properties, Inc. REIT	200	4,598
Citigroup, Inc	727	37,797
Citizens, Inc.*	300	1,824
Commonwealth Bank of Australia (Australia)	290	18,557
Credit Acceptance Corp.*	50	5,693
Deutsche Bank AG (Germany) (a)	192	9,003
Equity Lifestyle Properties, Inc. REIT	50	3,859
Equity One, Inc. REIT	154	3,593
Equity Residential REIT	50	2,828
Extra Space Storage, Inc. REIT	100	4,189
Franklin Resources, Inc	51	7,895
Geo Group (The), Inc. REIT	192	6,685
Goldman Sachs Group (The), Inc	110	17,829
Hancock Holding Co	100	2,855
Hatteras Financial Corp. REIT	167	4,312
Highwoods Properties, Inc. REIT	97	3,533
Home Properties, Inc. REIT	50	3,039
HSBC Holdings PLC (United Kingdom)	3,179	35,062
ING Groep NV (Netherlands)*	982	9,231
Invesco Mortgage Capital, Inc. REIT	167	3,115
JPMorgan Chase & Co	822	44,872
Kilroy Realty Corp. REIT	133	7,037
LaSalle Hotel Properties REIT	100	2,640
Marsh & McLennan Cos., Inc	100	4,002
Meadowbrook Insurance Group, Inc	467	3,745
MFA Financial, Inc. REIT	488	4,285
Mid-America Apartment Communities, Inc. REIT	40	2,719
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,992	11,799
Mizuho Financial Group, Inc. (Japan)	3,827	7,429
Monmouth Real Estate Investment Corp., Class A REIT	300	3,078
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	30	5,640
National Australia Bank Ltd. (Australia)	386	10,713
National Retail Properties, Inc. REIT	140	5,022
Ocwen Financial Corp.*	200	8,556
OMEGA Healthcare Investors, Inc. REIT	146	4,732
Post Properties, Inc. REIT	167	7,983
Primerica, Inc	167	5,882
ProAssurance Corp	102	5,120

	Number of Shares	Value

Financial (Continued)
ProLogis, Inc. REIT	500	$20,149
Prudential PLC (United Kingdom)	411	6,975
Public Storage REIT	50	7,590
Republic Bancorp, Inc., Class A	100	2,381
Ryman Hospitality Properties REIT	113	4,323
Signature Bank*	50	3,859
Simon Property Group, Inc. REIT	55	9,153
Standard Chartered PLC (United Kingdom)	415	9,692
Starwood Property Trust, Inc. REIT	100	2,537
Sumitomo Mitsui Financial Group, Inc. (Japan)	322	12,998
SVB Financial Group*	50	3,870
T. Rowe Price Group, Inc	234	17,751
Tanger Factory Outlet Centers, Inc. REIT	174	6,000
Taylor Capital Group, Inc.*	200	3,322
Tompkins Financial Corp	100	4,154
Two Harbors Investment Corp. REIT	300	3,309
U.S. Bancorp	400	14,024
UBS AG (Switzerland)*	693	12,327
Visa, Inc., Class A	188	33,490
Washington Real Estate Investment Trust REIT	103	2,865
Wells Fargo & Co	1,134	45,983
Westpac Banking Corp. (Australia)	516	14,045
Zurich Financial Services AG (Switzerland)*	27	7,177

		855,795

Industrial — 3.6%
ABB Ltd. (Switzerland)*	395	8,745
Actuant Corp., Class A	167	5,678
Acuity Brands, Inc	50	3,754
Altra Holdings, Inc	200	5,762
AO Smith Corp	134	5,253
Apogee Enterprises, Inc	200	5,336
Boeing (The) Co	200	19,804
Builders FirstSource, Inc.*	600	4,044
Caterpillar, Inc	169	14,500
Clean Harbors, Inc.*	100	5,720
Colfax Corp.*	200	9,980
Cummins, Inc	40	4,785
Darling International, Inc.*	100	1,961
East Japan Railway Co. (Japan)	100	7,546
Eaton Corp. PLC (Ireland)	347	22,922
EMCOR Group, Inc	100	3,975
Emerson Electric Co	252	14,480
EnerSys	67	3,339
Fabrinet (Cayman Islands)*	300	4,359
FANUC Corp. (Japan)	40	6,068
FedEx Corp	50	4,817
General Dynamics Corp	83	6,399
General Electric Co	2,465	57,484
Genesee & Wyoming, Inc., Class A*	67	5,966
Golar LNG Ltd. (Bermuda)	67	2,278
Graphic Packaging Holding Co.*	600	4,614
Hexcel Corp.*	100	3,477
Hitachi Ltd. (Japan)	1,000	6,968
Ingersoll-Rand PLC (Ireland)	350	20,136
Komatsu Ltd. (Japan)	134	3,483
Koninklijke Philips Electronics NV (Netherlands)	251	7,143

See Notes to Financial Statements.	38

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

May 31, 2013

	Number of Shares	Value

Industrial (Continued)
Powell Industries, Inc.*	100	$4,728
Rolls-Royce Holdings PLC (United Kingdom)*	314	5,749
Schneider Electric SA (France)	98	7,813
Siemens AG (Germany)	138	14,638
Smith & Wesson Holding Corp.*	300	2,733
Stanley Black & Decker, Inc	234	18,537
Tetra Tech, Inc.*	100	2,757
Tredegar Corp	200	4,992
Triumph Group, Inc	67	5,203
Union Pacific Corp	100	15,462
United Parcel Service, Inc., Class B	206	17,695
United Technologies Corp	200	18,980
Vinci SA (France)	47	2,425
Woodward, Inc	100	3,915

		406,403

Technology — 3.9%
Accelrys, Inc.*	400	3,336
Activision Blizzard, Inc	1,168	16,854
Apple, Inc	203	91,285
Applied Materials, Inc	1,500	22,799
ASML Holding NV (Netherlands)	47	3,926
Aspen Technology, Inc.*	100	3,062
Athenahealth, Inc.*	100	8,455
Canon, Inc. (Japan)	200	7,028
Cirrus Logic, Inc.*	100	1,825
Citrix Systems, Inc.*	200	12,870
Commvault Systems, Inc.*	100	7,000
Concur Technologies, Inc.*	80	6,458
Cray, Inc.*	300	5,463
Dell, Inc	400	5,340
EMC Corp	500	12,380
EPIQ Systems, Inc	300	3,639
Fidelity National Information Services, Inc	300	13,470
Hewlett-Packard Co	567	13,846
International Business Machines Corp	270	56,166
Jack Henry & Associates, Inc	168	7,884
Mentor Graphics Corp	200	3,798
Microsemi Corp.*	34	746
Microsoft Corp	1,970	68,715
MKS Instruments, Inc	100	2,815
Netsuite, Inc.*	100	8,760
Progress Software Corp.*	100	2,351
PTC, Inc.*	230	5,775
QLIK Technologies, Inc.*	234	7,198
SAP AG (Germany)*	157	11,842
Solarwinds, Inc.*	100	4,215
SYNNEX Corp.*	100	4,055
Syntel, Inc	100	6,391
Ultimate Software Group, Inc.*	29	3,228
Veeco Instruments, Inc.*	100	4,239

		437,214

Utilities — 0.7%
Centrica PLC (United Kingdom)	834	4,815
Cleco Corp	100	4,551
Dominion Resources, Inc	100	5,655

	Number of Shares	Value

Utilities (Continued)
E.ON SE (Germany)	320	$5,432
Edison International	400	18,376
GDF Suez (France)	238	4,872
National Grid PLC (United Kingdom)	456	5,435
New Jersey Resources Corp	100	4,538
Piedmont Natural Gas Co., Inc	118	3,987
SJW Corp	100	2,705
WGL Holdings, Inc	100	4,292
Wisconsin Energy Corp	200	8,163

		72,821

TOTAL COMMON STOCKS (Cost $3,282,403)		4,026,326

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	31	6,807

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	37,366	57

TOTAL PREFERRED STOCKS (Cost $6,688)		6,864

	Principal Amount	Value

CORPORATE BONDS — 9.5%
Communications — 1.7%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	$153,000	$157,749
Google, Inc. 1.25%, 5/19/14	7,000	7,060
Telefonica Emisiones S.A.U. (Spain) 4.949%, 1/15/15	10,000	10,552
Time Warner Cable, Inc. 7.50%, 4/01/14	15,000	15,842

		191,203

Consumer, Non-cyclical — 2.2%
Clorox (The) Co. 5.00%, 1/15/15	50,000	53,150
PepsiCo, Inc. 0.75%, 3/05/15	70,000	70,274
Wyeth 5.50%, 2/01/14	37,000	38,223
Yale University, MTN 2.90%, 10/15/14	78,000	80,649

		242,296

Energy — 1.3%
BP Capital Markets PLC (United Kingdom) 3.625%, 5/08/14	145,000	149,254

Financial — 3.8%
American Tower Corp. 4.625%, 4/01/15	45,000	47,799
Bank of New York Mellon (The) Corp., MTN 4.30%, 5/15/14	35,000	36,305

See Notes to Financial Statements.	39

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

May 31, 2013

	Principal Amount	Value

Financial (Continued)
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	$13,000	$13,527
Citigroup, Inc. 6.375%, 8/12/14	17,000	18,078
National Rural Utilities Cooperative Finance Corp. 1.00%, 2/02/15	255,000	256,997
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	24,000	25,331
Wachovia Corp. 5.25%, 8/01/14	29,000	30,500

		428,537

Technology — 0.3%
Microsoft Corp. 0.875%, 9/27/13	30,000	30,054

Utilities — 0.2%
Exelon Generation Co. LLC 5.35%, 1/15/14	27,000	27,771

TOTAL CORPORATE BONDS (Cost $1,064,126)		1,069,115

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 54.0%
United States Treasury Bonds/Notes — 54.0%
1.00%, 7/15/13	79,400	79,499
0.50%, 10/15/13	350,000	350,574
1.25%, 2/15/14	363,700	366,627
1.25%, 3/15/14	500,000	504,414
0.25%, 3/31/14	164,000	164,173
4.75%, 5/15/14	582,900	608,335
0.75%, 6/15/14	367,000	369,251
2.625%, 7/31/14	580,000	596,494
4.25%, 8/15/14	65,000	68,179
2.375%, 8/31/14	444,000	456,089
2.375%, 9/30/14	340,000	349,815
0.50%, 10/15/14	355,000	356,442
0.375%, 11/15/14	153,000	153,347
4.25%, 11/15/14	147,000	155,539
2.125%, 11/30/14	345,000	354,730
0.25%, 12/15/14	375,000	375,117
4.00%, 2/15/15	325,000	345,528
2.50%, 3/31/15	29,000	30,168
2.125%, 5/31/15	342,000	354,317

		6,038,638

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $6,029,731)		6,038,638

TOTAL INVESTMENTS — 99.6% (Cost $10,382,948)		$11,140,943
Other assets less liabilities — 0.4%		45,979

NET ASSETS — 100.0%		$11,186,922

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	40

This Page is Intentionally Left Blank

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2013

	db X-trackers 2010 Target Date Fund	db X-trackers 2020 Target Date Fund	db X-trackers 2030 Target Date Fund
Assets
Investments at fair value	$9,794,445	$30,931,128	$30,044,058
Investment in Affiliates at fair value (See Note 5)	2,626	38,355	53,312
Cash	442,414	28,063	49,698
Foreign currency at value	7,479	20,177	19,733
Receivables:
Interest and dividends	35,261	121,777	127,048
Foreign tax reclaim	1,070	25,809	33,378
Prepaid expenses	9,942	10,673	10,627

Total Assets	$10,293,237	$31,175,982	$30,337,854

Liabilities
Payables:
Investment securities purchased	$426,666	$—	$—
Investment advisory fees	5,436	17,230	16,895
Due to investment advisor	2,031	11,326	5,180
Accrued expenses and other liabilities	27,033	50,267	51,669

Total Liabilities	461,166	78,823	73,744

Net Assets	$9,832,071	$31,097,159	$30,264,110

Net Assets Consist of
Paid-in capital	$11,140,420	$32,183,472	$31,386,682
Undistributed net investment income	8,025	122,922	242,424
Accumulated net realized gain (loss)	(1,653,149)	(4,268,712)	(4,729,747)
Net unrealized appreciation (depreciation)	336,775	3,059,477	3,364,751

Net Assets	$9,832,071	$31,097,159	$30,264,110

Number of Common Shares outstanding	400,800	1,200,800	1,200,800

Net Assets Value	$24.53	$25.90	$25.20

Investments at cost	$9,457,061	$27,843,646	$26,643,396

Investments in Affiliates at cost	$3,167	$65,674	$88,400

Foreign currency at cost	$7,550	$20,236	$19,626

See Notes to Financial Statements.	42

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

May 31, 2013

	db X-trackers 2040 Target Date Fund	db X-trackers In-Target Date Fund
Assets
Investments at fair value	$29,881,427	$11,131,940
Investment in Affiliates at fair value (See Note 5)	62,080	9,003
Cash	29,911	372,598
Foreign currency at value	25,500	7,792
Receivables:
Interest and dividends	88,170	40,314
Foreign tax reclaim	36,591	2,814
Prepaid expenses	10,588	9,975

Total Assets	$30,134,267	$11,574,436

Liabilities
Payables:
Investment securities purchased	$—	$350,547
Investment advisory fees	16,715	6,191
Due to investment advisor	7,667	2,783
Accrued expenses and other liabilities	48,150	27,993

Total Liabilities	72,532	387,514

Net Assets	$30,061,735	$11,186,922

Net Assets Consist of
Paid-in capital	$32,518,756	$10,623,093
Undistributed net investment income	200,276	21,890
Accumulated net realized gain (loss)	(7,127,966)	(215,788)
Net unrealized appreciation (depreciation)	4,470,669	757,727

Net Assets	$30,061,735	$11,186,922

Number of Common Shares outstanding	1,200,800	400,800

Net Assets Value	$25.03	$27.91

Investments at cost	$25,374,140	$10,371,969

Investments in Affiliates at cost	$97,612	$10,979

Foreign currency at cost	$25,460	$7,955

See Notes to Financial Statements.	43

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS

For the Year Ended May 31, 2013

	db X-trackers 2010 Target Date Fund	db X-trackers 2020 Target Date Fund	db X-trackers 2030 Target Date Fund
Investment Income
Unaffiliated interest income	$46,483	$113,396	$260,896
Affiliated dividend income	84	1,210	1,821
Unaffiliated dividend income*	42,634	420,630	622,452

Total Investment Income	89,201	535,236	885,169

Expenses
Advisory fees	62,690	201,090	208,663
Professional fees	20,811	22,572	26,588
Directors	14,923	45,935	47,727
Insurance	17,810	17,810	17,810
Listing fees	18,044	18,044	18,044
Printing	13,194	50,875	51,681
Other	507	526	522

Total Expenses	147,979	356,852	371,035
Less fees waived and expenses reimbursed: (See Note 3)	(84,788)	(155,260)	(161,871)

Net Expenses	63,191	201,592	209,164

Net Investment Income	26,010	333,644	676,005

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	25,494	(86,915)	1,125,942
In-kind redemptions	—	434,484	841,213
Foreign currency related transactions	(273)	(1,905)	(1,790)

Net realized gain (loss)	25,221	345,664	1,965,365
Net change in unrealized appreciation (depreciation) on:
Investments	365,571	3,725,189	3,395,159
Foreign currency translations	271	1,677	1,321

Net change in unrealized appreciation (depreciation)	365,842	3,726,866	3,396,480

Net realized and unrealized gain (loss) on investments and foreign currency transactions	391,063	4,072,530	5,361,845

Net Increase (Decrease) in Net Assets from Operations	$417,073	$4,406,174	$6,037,850

* Foreign taxes withheld	$1,847	$13,236	$18,112

See Notes to Financial Statements.	44

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended May 31, 2013

	db X-trackers 2040 Target Date Fund	db X-trackers In-Target Date Fund
Investment Income
Unaffiliated interest income	$65,507	$36,131
Affiliated dividend income	2,117	235
Unaffiliated dividend income*	669,957	89,132

Total Investment Income	737,581	125,498

Expenses
Advisory fees	189,623	70,168
Professional fees	24,466	20,810
Directors	43,572	16,426
Insurance	17,810	17,810
Listing fees	18,044	18,044
Printing	46,413	15,007
Other	523	511

Total Expenses	340,451	158,776
Less fees waived and expenses reimbursed: (See Note 3)	(150,327)	(88,106)

Net Expenses	190,124	70,670

Net Investment Income	547,457	54,828

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(15,465)	9,562
In-kind redemptions	649,462	—
Foreign currency related transactions	(1,071)	(540)

Net realized gain (loss)	632,926	9,022
Net change in unrealized appreciation (depreciation) on:
Investments	5,561,245	803,293
Foreign currency translations	884	358

Net change in unrealized appreciation (depreciation)	5,562,129	803,651

Net realized and unrealized gain (loss) on investments and foreign currency transactions	6,195,055	812,673

Net Increase (Decrease) in Net Assets from Operations	$6,742,512	$867,501

* Foreign taxes withheld	$19,895	$3,636

See Notes to Financial Statements.	45

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	db X-trackers 2010 Target Date Fund		db X-trackers 2020 Target Date Fund
	Year Ended May 31,		Year Ended May 31,
	2013	2012	2013	2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$26,010	$92,947	$333,644	$424,297
Net realized gain (loss)	25,221	399,249	345,664	2,435,613
Net change in unrealized appreciation (depreciation)	365,842	(567,383)	3,726,866	(4,161,490)

Net increase (decrease) resulting from operations	417,073	(75,187)	4,406,174	(1,301,580)

Distributions to Shareholders from
Net investment income	(39,179)	(120,259)	(356,998)	(585,276)

Total distributions	(39,179)	(120,259)	(356,998)	(585,276)

Fund Shares Transactions
Value of shares redeemed	—	(4,758,317)	(4,870,232)	(4,607,004)

Net increase (decrease) in net assets resulting from fund share transactions	—	(4,758,317)	(4,870,232)	(4,607,004)

Total increase (decrease) in Net Assets	377,894	(4,953,763)	(821,056)	(6,493,860)

Net Assets
Beginning of year	9,454,177	14,407,940	31,918,215	38,412,075

End of year	$9,832,071	$9,454,177	$31,097,159	$31,918,215

Undistributed net investment income	$8,025	$21,405	$122,922	$147,309

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,800	600,800	1,400,800	1,600,800
Shares redeemed	—	(200,000)	(200,000)	(200,000)

Shares outstanding, end of year	400,800	400,800	1,200,800	1,400,800

See Notes to Financial Statements.	46

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers 2030 Target Date Fund		db X-trackers 2040 Target Date Fund
	Year Ended May 31,		Year Ended May 31,
	2013	2012	2013	2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$676,005	$684,410	$547,457	$530,421
Net realized gain (loss)	1,965,365	2,499,650	632,926	2,407,190
Net change in unrealized appreciation (depreciation)	3,396,480	(3,713,126)	5,562,129	(4,641,115)

Net increase (decrease) resulting from operations	6,037,850	(529,066)	6,742,512	(1,703,504)

Distributions to Shareholders from
Net investment income	(721,516)	(672,939)	(587,200)	(533,276)

Total distributions	(721,516)	(672,939)	(587,200)	(533,276)

Fund Shares Transactions
Value of shares redeemed	(4,886,296)	(4,271,271)	(4,451,251)	(4,128,167)

Net increase (decrease) in net assets resulting from fund share transactions	(4,886,296)	(4,271,271)	(4,451,251)	(4,128,167)

Total increase (decrease) in Net Assets	430,038	(5,473,276)	1,704,061	(6,364,947)

Net Assets
Beginning of year	29,834,072	35,307,348	28,357,674	34,722,621

End of year	$30,264,110	$29,834,072	$30,061,735	$28,357,674

Undistributed net investment income	$242,424	$288,606	$200,276	$239,884

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,400,800	1,600,800	1,400,800	1,600,800
Shares redeemed	(200,000)	(200,000)	(200,000)	(200,000)

Shares outstanding, end of year	1,200,800	1,400,800	1,200,800	1,400,800

See Notes to Financial Statements.	47

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers In-Target Date Fund
	Year Ended May 31,
	2013	2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$54,828	$88,664
Net realized gain (loss)	9,022	595,460
Net change in unrealized appreciation (depreciation)	803,651	(894,564)

Net increase (decrease) resulting from operations	867,501	(210,440)

Distributions to Shareholders from
Net investment income	(56,878)	(107,883)

Total distributions	(56,878)	(107,883)

Fund Shares Transactions
Value of shares redeemed	—	(5,253,424)

Net increase (decrease) in net assets resulting from fund share transactions	—	(5,253,424)

Total increase (decrease) in Net Assets	810,623	(5,571,747)

Net Assets
Beginning of year	10,376,299	15,948,046

End of year	$11,186,922	$10,376,299

Undistributed net investment income	$21,890	$24,333

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,800	600,800
Shares redeemed	—	(200,000)

Shares outstanding, end of year	400,800	400,800

See Notes to Financial Statements.	48

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

	Year Ended May 31,
db X-trackers 2010 Target Date Fund	2013	2012	2011	2010	2009
Net Asset Value, beginning of year	$23.59	$23.98	$23.24	$22.09	$24.93

Income from Investment Operations:
Net investment income*	0.06	0.16	0.37	0.55	0.69
Net realized and unrealized gain (loss)	0.98	(0.35)	0.99	1.11	(2.67)
Contributions from advisor	—	—	0.04	—	—

Net increase (decrease) in net asset value from operations	1.04	(0.19)	1.40	1.66	(1.98)

Distributions paid to shareholders from:
Net investment income	(0.10)	(0.20)	(0.66)	(0.51)	(0.86)
Net realized capital gains	—	—	—	—	—

Total distributions	(0.10)	(0.20)	(0.66)	(0.51)	(0.86)

Net Asset Value, end of year	$24.53	$23.59	$23.98	$23.24	$22.09

Total Return**	4.41%	(0.79)%	6.09%	7.51%	(7.87)%

Ratios/Supplemental Data
Net Assets, end of year (000’s omitted)	$9,832	$9,454	$14,408	$18,610	$17,693
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.53%	1.39%	1.70%	2.10%	1.70%
Net investment income	0.27%	0.67%	1.56%	2.32%	3.09%
Portfolio turnover rate†	86%	65%	58%	51%	54%

	Year Ended May 31,
db X-trackers 2020 Target Date Fund	2013	2012	2011	2010	2009
Net Asset Value, beginning of year	$22.79	$24.00	$20.69	$18.56	$24.18

Income from Investment Operations:
Net investment income*	0.26	0.28	0.44	0.51	0.61
Net realized and unrealized gain (loss)	3.15	(1.12)	3.39	2.10	(5.64)
Contributions from advisor	—	—	0.01	—	—

Net increase (decrease) in net asset value from operations	3.41	(0.84)	3.84	2.61	(5.03)

Distributions paid to shareholders from:
Net investment income	(0.30)	(0.37)	(0.53)	(0.48)	(0.59)
Net realized capital gains	—	—	—	—	(0.00	)(a)

Total distributions	(0.30)	(0.37)	(0.53)	(0.48)	(0.59)

Net Asset Value, end of year	$25.90	$22.79	$24.00	$20.69	$18.56

Total Return**	15.04%	(3.49)%	18.71%	13.99%	(20.73)%

Ratios/Supplemental Data
Net Assets, end of year (000’s omitted)	$31,097	$31,918	$38,412	$41,405	$37,142
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.15%	1.16%	1.42%	1.90%	1.60%
Net investment income	1.08%	1.20%	1.97%	2.43%	3.17%
Portfolio turnover rate†	52%	55%	49%	37%	64%

*	Based on average shares outstanding.
**	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	49

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

	Year Ended May 31,
db X-trackers 2030 Target Date Fund	2013	2012	2011	2010	2009
Net Asset Value, beginning of year	$21.30	$22.06	$18.18	$16.07	$23.57

Income from Investment Operations:
Net investment income*	0.49	0.46	0.39	0.37	0.44
Net realized and unrealized gain (loss)	3.93	(0.74)	3.90	2.07	(7.54)
Contributions from advisor	—	—	0.00 (a)	—	—

Net increase (decrease) in net asset value from operations	4.42	(0.28)	4.29	2.44	(7.10)

Distributions paid to shareholders from:
Net investment income	(0.52)	(0.48)	(0.41)	(0.33)	(0.40)
Net realized capital gains	—	—	—	—	—

Total distributions	(0.52)	(0.48)	(0.41)	(0.33)	(0.40)

Net Asset Value, end of year	$25.20	$21.30	$22.06	$18.18	$16.07

Total Return**	20.94%	(1.17)%	23.74%	15.13%	(30.08)%

Ratios/Supplemental Data
Net Assets, end of year (000’s omitted)	$30,264	$29,834	$35,307	$32,740	$28,937
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.16%	1.18%	1.43%	1.95%	1.62%
Net investment income	2.11%	2.17%	1.93%	2.01%	2.52%
Portfolio turnover rate†	46%	40%	39%	42%	64%

	Year Ended May 31,
db X-trackers 2040 Target Date Fund	2013	2012	2011	2010	2009
Net Asset Value, beginning of year	$20.24	$21.69	$17.48	$15.35	$23.49

Income from Investment Operations:
Net investment income*	0.43	0.37	0.32	0.32	0.37
Net realized and unrealized gain (loss)	4.85	(1.44)	4.25	2.08	(8.15)

Net increase (decrease) in net asset value from operations	5.28	(1.07)	4.57	2.40	(7.78)

Distributions paid to shareholders from:
Net investment income	(0.49)	(0.38)	(0.36)	(0.27)	(0.36)
Net realized capital gains	—	—	—	—	—

Total distributions	(0.49)	(0.38)	(0.36)	(0.27)	(0.36)

Net Asset Value, end of year	$25.03	$20.24	$21.69	$17.48	$15.35

Total Return**	26.35%	(4.86)%	26.32%	15.59%	(33.03)%

Ratios/Supplemental Data
Net Assets, end of year (000’s omitted)	$30,062	$28,358	$34,723	$31,477	$27,651
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.17%	1.20%	1.43%	1.97%	1.65%
Net investment income	1.88%	1.84%	1.64%	1.79%	2.21%
Portfolio turnover rate†	34%	34%	35%	38%	56%

*	Based on average shares outstanding.
**	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	50

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

	Year Ended May 31,
db X-trackers In-Target Date Fund	2013	2012	2011	2010	2009
Net Asset Value, beginning of year	$25.89	$26.54	$25.07	$24.38	$25.46

Income from Investment Operations:
Net investment income*	0.14	0.16	0.25	0.33	0.47
Net realized and unrealized gain (loss)	2.02	(0.63)	1.61	0.70	(0.96)
Contributions from advisor	—	—	0.00 (a)	—	—

Net increase (decrease) in net asset value from operations	2.16	(0.47)	1.86	1.03	(0.49)

Distributions paid to shareholders from:
Net investment income	(0.14)	(0.18)	(0.39)	(0.34)	(0.59)
Net realized capital gains	—	—	—	—	(0.00	)(a)

Total distributions	(0.14)	(0.18)	(0.39)	(0.34)	(0.59)

Net Asset Value, end of year	$27.91	$25.89	$26.54	$25.07	$24.38

Total Return**	8.37%	(1.77)%	7.44%	4.23%	(1.87)%

Ratios/Supplemental Data
Net Assets, end of year (000’s omitted)	$11,187	$10,376	$15,948	$20,074	$24,400
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.47%	1.36%	1.66%	2.06%	1.57%
Net investment income	0.51%	0.59%	0.96%	1.30%	1.91%
Portfolio turnover rate†	62%	59%	60%	42%	75%

*	Based on average shares outstanding.
**	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	51

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS

1. Organization

db-X Exchange-Traded Funds Inc. (the “Company”) was organized as a Maryland corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of May 31, 2013, there were five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds”) in operation and trading:

db X-trackers 2010 Target Date Fund (formerly known as db-X 2010 Target Date Fund)	“db X-trackers 2010 Fund”
db X-trackers 2020 Target Date Fund (formerly known as db-X 2020 Target Date Fund)	“db X-trackers 2020 Fund”
db X-trackers 2030 Target Date Fund (formerly known as db-X 2030 Target Date Fund)	“db X-trackers 2030 Fund”
db X-trackers 2040 Target Date Fund (formerly known as db-X 2040 Target Date Fund)	“db X-trackers 2040 Fund”
db X-trackers In-Target Date Fund (formerly known as db-X In-Target Date Fund)	“db X-trackers In-Target Fund”

DBX Strategic Advisors LLC (“DBX” or the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

Each Fund offers shares, that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). Zacks Investment Research (“Zacks”) is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes: international equities, domestic equities, and fixed income, which includes cash, cash equivalents or short-term money market instruments. Short-term instruments include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The underlying indexes for the Funds are:

Fund	Underlying Index
db X-trackers 2010 Fund	Zacks 2010 Lifecycle Index
db X-trackers 2020 Fund	Zacks 2020 Lifecycle Index
db X-trackers 2030 Fund	Zacks 2030 Lifecycle Index
db X-trackers 2040 Fund	Zacks 2040 Lifecycle Index
db X-trackers In-Target Fund	Zacks In-Target Lifecycle Index

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. Markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to the Company’s organizational documents, the Company’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Company enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The director’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Company expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Any assets or securities for which market quotations are not readily available are valued at fair-value in accordance with procedures adopted by the Board of Directors. The Board of Directors has delegated to the Advisor the responsibility to exercise oversight in the administration of these procedures.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Since trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Funds may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Advisor may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security.

Cash    Cash consists of cash held at banks and are on deposit with major financial institutions.

Fair Value Measurement    The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

•	Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Level 1 investments consist of active listed equities.

Level 2 investments generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and rights.

Level 3 investments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. There were no securities classified as Level 3 at May 31, 2013.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of May 31, 2013 (see the Schedule of Investments for security categories). For the year ended May 31, 2013, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 5/31/13
db X-trackers 2010 Fund
Investments in Securities
Common Stocks	$1,950,078	$—	$—	$1,950,078
Preferred Stocks	3,328	—	—	3,328
Corporate Bonds	—	1,168,427	—	1,168,427
United States Government & Agencies Obligations	—	6,675,238	—	6,675,238

Total Investments	$1,953,406	$7,843,665	$—	$9,797,071

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

	Level 1	Level 2	Level 3	Fair Value at 5/31/13
db X-trackers 2020 Fund
Investments in Securities
Common Stocks	$17,887,059	$—	$—	$17,887,059
Preferred Stocks	21,787	—	—	21,787
Corporate Bonds	—	3,272,259	—	3,272,259
United States Government & Agencies Obligations	—	9,788,378	—	9,788,378

Total Investments	$17,908,846	$13,060,637	$—	$30,969,483

db X-trackers 2030 Fund
Investments in Securities
Common Stocks	$24,524,046	$—	$—	$24,524,046
Preferred Stocks	28,690	—	—	28,690
Corporate Bonds	—	5,114,117	—	5,114,117
United States Government & Agencies Obligations	—	430,517	—	430,517

Total Investments	$24,552,736	$5,544,634	$—	$30,097,370

db X-trackers 2040 Fund
Investments in Securities
Common Stocks	$28,373,648	$—	$—	$28,373,648
Preferred Stocks	33,354	—	—	33,354
Corporate Bonds	—	773,674	—	773,674
United States Government & Agencies Obligations	—	762,831	—	762,831

Total Investments	$28,407,002	$1,536,505	$—	$29,943,507

db X-trackers In-Target Fund
Investments in Securities
Common Stocks	$4,026,326	$—	$—	$4,026,326
Preferred Stocks	6,864	—	—	6,864
Corporate Bonds	—	1,069,115	—	1,069,115
United States Government & Agencies Obligations	—	6,038,638	—	6,038,638

Total Investments	$4,033,190	$7,107,753	$—	$11,140,943

New Accounting Pronouncements    In December 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to Disclosures about Offsetting Assets and Liabilities and in January 2013, issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Advisor is currently evaluating the impact that the Update will have on the financial statement disclosures.

In June 2013, the FASB issued ASU No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2013, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of May 31, 2013, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translation    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using an exchange rate deemed appropriate by the investment advisor. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translations” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) from foreign currency related transactions” on the Statements of Operations. Certain db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors. Under an investment advisory agreement between the Company, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time.

For the services it provides to the Funds, the Advisor receives a unified advisory fee computed daily and payable monthly in an amount equal to 0.65% on an annualized basis of each Fund’s average daily net assets. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operations, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisor, including, but not limited to, cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

The Advisor pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•	10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and
•	5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

The Advisor pays TDAM a minimum annual fee of $35,000 per Fund.

The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses to 0.65% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2013. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. No amounts were reimbursed under this contractual arrangement during the year ended May 31, 2013.

The amounts subject to potential reimbursement to the Advisor as of May 31, 2013 were as follows:

	Reimbursements available through:
	5/31/2013	5/31/2014	5/31/2015
db X-trackers 2010 Fund	$361,835	$187,622	$84,788
db X-trackers 2020 Fund	646,544	333,966	155,260
db X-trackers 2030 Fund	598,099	329,744	161,871
db X-trackers 2040 Fund	562,595	308,119	150,327
db X-trackers In-Target Fund	376,289	194,674	88,106

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended May 31, 2013, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Advisory Fees Waived by DBX	Fees & Expenses Assumed by DBX
db X-trackers 2010 Fund	$62,690	$22,098
db X-trackers 2020 Fund	155,260	—
db X-trackers 2030 Fund	161,871	—
db X-trackers 2040 Fund	150,327	—
db X-trackers In-Target Fund	70,168	17,938

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Directors is currently comprised of four Directors, of whom three are Independent Directors. The Company pays each Independent Director an annual fee of $30,000, plus a fee of $4,000 per meeting attended in-person or $1,000 per meeting attended telephonically. Each Independent Director also receives $2,000 per Audit Committee meeting attended in-person or $1,000 per meeting attended telephonically, although the Audit Committee Chairman receives $3,000 per Audit Committee meeting attended in-person. The Company reimburses each Director for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

4. Federal Income Taxes

As of May 31, 2013, the components of accumulated earnings (losses) were as follows:

	Undistributed Net Investment Income (Loss)	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
db X-trackers 2010 Fund	$8,443	$(1,644,445)	$327,653	$(1,308,349)
db X-trackers 2020 Fund	125,975	(4,242,950)	3,030,662	(1,086,313)
db X-trackers 2030 Fund	246,310	(4,702,191)	3,333,309	(1,122,572)
db X-trackers 2040 Fund	204,612	(7,117,996)	4,456,363	(2,457,021)
db X-trackers In-Target Fund	22,670	(211,992)	753,151	563,829

For the years ended May 31, 2013 and May 31, 2012, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statement of Changes in Net Assets and the Financial Highlights for all Funds.

At May 31, 2013, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Year of Expiration			Post-effective — no expiration short-term	Post-effective — no expiration long-term	Total Amount
	2017	2018	2019
db X-trackers 2010 Fund	$623,400	$1,020,627	$—	$—	$—	$1,644,027
db X-trackers 2020 Fund	418,939	3,713,736	—	47,629	59,593	4,239,897
db X-trackers 2030 Fund	58,423	4,568,179	71,703	—	—	4,698,305
db X-trackers 2040 Fund	1,809,203	4,936,668	352,525	—	15,264	7,113,660
db X-trackers In-Target Fund	—	211,212	—	—	—	211,212

db X-trackers 2010 Fund, db X-trackers 2030 Fund and db X-trackers In-Target Fund utilized $25,185, $1,127,051 and $9,333 respectively, of capital loss carryforwards during the fiscal year ended May 31, 2013.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years (beginning on June 1, 2011) will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards presented in the table above may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to currency gain/(loss), return of capital adjustments and redemptions-in-kind. For the fiscal year ended May 31, 2013, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
db X-trackers 2010 Fund	$(211)	$211	$—
db X-trackers 2020 Fund	(1,033)	(432,988)	434,021
db X-trackers 2030 Fund	(671)	(836,585)	837,256
db X-trackers 2040 Fund	135	(625,963)	625,828
db X-trackers In-Target Fund	(393)	393	—

As of May 31, 2013, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
db X-trackers 2010 Fund	$9,469,350	$327,721	$426,946	$(99,225)
db X-trackers 2020 Fund	27,938,135	3,031,348	4,042,648	(1,011,300)
db X-trackers 2030 Fund	26,763,238	3,334,132	5,391,030	(2,056,898)
db X-trackers 2040 Fund	25,486,058	4,457,449	6,247,973	(1,790,524)
db X-trackers In-Target Fund	10,387,524	753,419	896,983	(143,564)

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the year ended May 31, 2013.

	Fair Value 5/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 5/31/13	Dividend Income
db X-trackers 2010 Fund
Deutsche Bank AG (Common Stock)	$2,014	$—	$—	$612	$—	$2,626	$84
db X-trackers 2020 Fund
Deutsche Bank AG (Common Stock)	28,230	5,103	(5,583)	9,135	1,470	38,355	1,210
db X-trackers 2030 Fund
Deutsche Bank AG (Common Stock)	40,314	8,887	(7,511)	12,308	(686)	53,312	1,821
db X-trackers 2040 Fund
Deutsche Bank AG (Common Stock)	46,787	7,324	(9,565)	14,603	2,931	62,080	2,117
db X-trackers In-Target Fund
Deutsche Bank AG (Common Stock)	4,028	2,401	—	2,574	—	9,003	235

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Investment Portfolio Transactions

For the year ended May 31, 2013, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases		Sales
	Other	U.S. Government	Other	U.S. Government
db X-trackers 2010 Fund	$1,737,771	$4,992,708	$1,260,902	$6,012,102
db X-trackers 2020 Fund	8,298,541	8,324,678	8,121,105	8,128,533
db X-trackers 2030 Fund	13,926,850	633,266	11,605,688	2,939,938
db X-trackers 2040 Fund	9,448,765	440,508	9,816,457	69,509
db X-trackers In-Target Fund	3,636,725	2,168,070	1,720,745	4,102,672

For the year ended May 31, 2013 the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
db X-trackers 2020 Fund	$—	$4,858,033
db X-trackers 2030 Fund	—	4,876,697
db X-trackers 2040 Fund	—	4,448,289

7. Fund Share Transactions

As of May 31, 2013, there were 12.5 billion Fund shares of $0.0001 par value authorized by the Company. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Subsequent Events

The Company evaluated the need for disclosure and/or adjustment resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

db-X Exchange-Traded Funds Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

db-X Exchange-Traded Funds Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of db-X Exchange-Traded Funds Inc., formerly TDX Independence Funds, Inc. (the “Company”), consisting of: db X-trackers 2010 Target Date Fund, db X-trackers 2020 Target Date Fund, db X-trackers 2030 Target Date Fund, db X-trackers 2040 Target Date Fund, and db X-trackers In-Target Date Fund, as of May 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the indicated periods through May 31, 2009, were audited by other auditors whose report, dated July 28, 2009, expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of db X-trackers 2010 Target Date Fund, db X-trackers 2020 Target Date Fund, db X-trackers 2030 Target Date Fund, db X-trackers 2040 Target Date Fund, and db X-trackers In-Target Date Fund of db-X Exchange-Traded Funds Inc. at May 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 25, 2013

db-X Exchange-Traded Funds Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (Unaudited)

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
	Basis point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
db X-trackers 2010 Target Date Fund October 1, 2007 – May 31, 2013	0 - <.25%	69	4.83%	60	4.20%
	.25% - <.50%	73	5.12%	72	5.04%
	.50% - <.75%	115	8.06%	82	5.75%
	.75% - <1.00%	73	5.12%	74	5.19%
	>= 1.00%	162	11.35%	647	45.34%
	Total:	492	34.48%	935	65.52%
db X-trackers 2020 Target Date Fund October 1, 2007 – May 31, 2013	0 - <.25%	70	4.91%	71	4.97%
	.25% - <.50%	69	4.83%	66	4.62%
	.50% - <.75%	121	8.48%	68	4.77%
	.75% - <1.00%	92	6.45%	75	5.26%
	>= 1.00%	132	9.25%	663	46.46%
	Total:	484	33.92%	943	66.08%
db X-trackers 2030 Target Date Fund October 1, 2007 – May 31, 2013	0 - <.25%	75	5.26%	60	4.20%
	.25% - <.50%	90	6.31%	61	4.27%
	.50% - <.75%	129	9.04%	62	4.35%
	.75% - <1.00%	61	4.27%	65	4.56%
	>= 1.00%	177	12.40%	647	45.34%
	Total:	532	37.28%	895	62.72%
db X-trackers 2040 Target Date Fund October 1, 2007 – May 31, 2013	0 - <.25%	121	8.48%	86	6.03%
	.25% - <.50%	118	8.27%	84	5.89%
	.50% - <.75%	147	10.30%	83	5.82%
	.75% - <1.00%	66	4.63%	64	4.48%
	>= 1.00%	191	13.38%	467	32.72%
	Total:	643	45.06%	784	54.94%
db X-trackers In-Target Date Fund October 1, 2007 – May 31, 2013	0 - <.25%	80	5.61%	81	5.67%
	.25% - <.50%	72	5.05%	101	7.08%
	.50% - <.75%	150	10.51%	110	7.71%
	.75% - <1.00%	29	2.03%	96	6.73%
	>= 1.00%	75	5.25%	633	44.36%
	Total:	406	28.45%	1021	71.55%

db-X Exchange-Traded Funds Inc.

OFFICERS AND DIRECTORS (Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Disinterested Directors:
R. Charles Tschampion Age 67, 60 Wall Street New York, New York 10005	Director, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2007	Director, Special Projects CFA Institute (2005 to present)); Trustee of Lehigh University (October 1998-June 2010) and Chair of the Investment Sub- Committee for the Lehigh University Endowment Fund (1998 to 2008).	5	Trustee and Member of the Audit Committee, SPDR Select Sector Trust; Director, Select High Yield Oversees Fund, LLC; Director, Real Estate Information Standards Board.
Ernest J. Scalberg Age 68, 60 Wall Street New York, New York 10005	Director, Member of the Audit and Nominating Committees	Since 2007	Research Professor, and Director of the GLOBE Center, Monterey Institute of International Studies (2009 to present); Associate Vice President for External Programs and Dean of the Fisher Graduate School of International Business (2001-2009); Director, Adviser or Trustee to numerous non-profit organizations (1974 to present).	5	Trustee and Chair of the Nominating and Governance Committee and Member of the Audit Committee, SPDR Select Sector Trust; Chairman of the Board of the Foundation, International University in Geneva (IUG), Switzerland.
Michael G. Smith Age 69, 60 Wall Street New York, New York 10005	Director, Member of the Audit and Nominating Committees	Since 2007	Retired; formerly with Merrill Lynch as Managing Director of Global Investor Client Strategy (1996 to 1998), Head of Regional U.S. Institutional Sales (1995 to 1996) and of U.S. Central Region (1986 to 1995).	5	Director, Ivy Funds, Inc.; Director, Northwestern Mutual Series Fund, Inc.; Director, Cox Business School, Southern Methodist University.

db-X Exchange-Traded Funds Inc.

OFFICERS AND DIRECTORS (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Interested Director/Officers:*
Alex Depetris Age 33, 60 Wall Street New York, New York 10005	Director, Chairman of the Board, President, Chief Executive Officer, and Secretary	Since 2010	Director in the DBX Group at Deutsche Bank AG since 2008; Associate, with the law firm of Arnold & Porter, 2006 to 2008; Associate, with the law firm of Sullivan & Worcester, 2005 to 2006.	5	Trustee, Chairman of the Board, DBX ETF Trust.
Martin Kremenstein Age 36, 60 Wall Street New York, New York 10005	Chief Operating Officer	Since 2010	Director in the DBX Group at Deutsche Bank AG since 2006; Vice President, Market Risk Management JP Morgan Chase until 2006.	N/A	N/A
Michael Gilligan Age 46, 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Group at Deutsche Bank AG with CFO responsibility for DBX Strategic Advisors LLC, DBX Advisors LLC and DB Commodity Services LLC since 2008; Chief Operating Officer, Americas Credit Trading, Credit Suisse, 2007 to 2008; Director in the Finance Group, Credit Suisse, 1998 to 2007.	N/A	N/A

db-X Exchange-Traded Funds Inc.

OFFICERS AND DIRECTORS (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Frank Gecsedi Age 45, 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Vice President of Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch, 2000- 2010.	N/A	N/A

* Officers/Director of the Company are “interested persons” as defined in the 1940 Act.

** Effective February 22, 2011, Mr. Depetris was elected as a Director of the Company and appointed Chairman of the Board. On such date, Mr. Depetris was also elected President and Chief Executive Officer of the Company. Mr. Depetris has served as the Company’s Secretary since 2010.

The Fund’s SAI includes additional information about the Fund’s Directors and is available by calling 1-877-369-4617, or on the Company’s website at www.dbxus.com.

db-X Exchange-Traded Funds Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited)

At its meeting on February 6, 2013, the Board of Directors, including the Independent Directors (those not affiliated with the Fund or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Sub-Advisory Agreement (together, the “Agreements”), on behalf of the Trust’s five (5) underlying portfolios (each, a “Fund”, and together, the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement (the “Advisory Agreement”), the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the Adviser’s financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the fund shareholders would benefit from those economies.

In reaching this decision with respect to the Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders (including the investment performance of TDAM’s index fund clients); (2) the performance of TDAM with respect to its management of index funds generally, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the competitiveness of the sub-advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the fund shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Fund counsel and through the exercise of its business judgment, that approval of the Agreements and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Advisory Agreement:

(i)	Nature, Extent and Quality of Services.

In considering the nature, extent and quality of services that the Adviser proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Fund’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Fund who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation.

The Board considered the performance of the Funds by discussing the Funds’ annualized index tracking error since the commencement of investment operations, which provides a comparison between the NAV of each Fund’s underlying index as compared to the NAV of each respective Fund. The Board determined that the Funds had tracked their respective indices within acceptable ranges since the Advisory Agreement was previously approved by the Board.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Advisory Agreement were reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the Funds were subject to an expense waiver agreement which waived fees and/or reimbursed expenses after a specified point. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing index funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program.

db-X Exchange-Traded Funds Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

(ii)	Adviser’s Financial Resources.

In connection with the assessment of the ability of the Adviser to perform its duties under the Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

(iii)	Competitiveness of Advisory Fee.

The Board considered the level of the advisory fee for each Fund and discussed comparative advisory fees of other comparable exchange-traded funds. The Board considered that this type of information would be useful in assessing whether DBX would be providing services at a cost that was competitive with other exchange-traded funds. The Board concluded that the contract rate advisory fee and total fund expenses for each of the Funds were reasonable, but noted that the advisory fees charged by the Funds were higher than the advisory fees typically charged by the other exchange-traded funds. In concluding that the advisory fees and fund expenses were reasonable, the Board noted that each of the Fund’s peer ETFs were funds-of-funds and thus bore the expenses of the other ETFs in which they invested. The Board further noted that once those peer ETFs’ underlying expenses were properly accounted for, the Funds’ expenses were lower than those peer ETFs. In assessing this information, the Directors considered both the gross fees as well as the level of fees after waivers and/or reimbursements.

Based on its review, the Board concluded that the advisory fees were reasonable in light of the services provided.

(iv)	Economies of Scale.

The Board considered whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Sub-Advisory Agreement:

(i)	Nature, Extent and Quality of Services.

In considering the nature, extent and quality of services that TDAM provides to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to the Funds and other funds (including certain other index-based ETFs advised by the Adviser). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index funds covering various asset classes. The Board noted that TDAM manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s processes to minimize the cost of trading.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Sub-Advisory Agreement were reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM were payable by the Adviser and not the Funds.

db-X Exchange-Traded Funds Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

(ii)	Performance of TDAM; TDAM’s Financial Resources.

The Board considered the performance of the Funds by discussing the Funds’ annualized index tracking error since the commencement of investment operations, which provides a comparison between the level of each Fund’s underlying index as compared to the NAV of each respective Fund. The Board determined that the Funds had tracked their respective indices within acceptable ranges since the Sub-Advisory Agreement was previously approved by the Board.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement.

(iii)	Competitiveness of Sub-Advisory Fee.

The Board noted that the fee to be paid to TDAM in respect of each Fund would be paid by the Adviser and not the Fund. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

(iv)	Costs of Services and Profitability.

The Board considered the asset levels at which TDAM expected to “break-even” with respect to its operation of the Funds, and further noted that the fee paid by the Adviser to TDAM under the Sub-Advisory Agreement contained breakpoints.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the potential benefits TDAM derives from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

Given the costs of the services provided by and the profits that could be realized by TDAM in connection with the management of the Funds, the Board determined that the amount of potential profit was fair.

(v)	Economies of Scale.

The Board considered whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth. Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

db-X Exchange-Traded Funds Inc.

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2010 on Form N-PX) is available without charge, upon request, (i) by calling 877-369-4617; (ii) on the Company’s website at www.dbxus.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 877-369-4617. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxus.com.

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2013.

Federal and State Income Tax

	Qualified Dividend Income*	Dividends Received Deduction*
db X-trackers 2010 Fund	69%	59%
db X-trackers 2020 Fund	100%	69%
db X-trackers 2030 Fund	86%	52%
db X-trackers 2040 Fund	100%	70%
db X-trackers In-Target Fund	100%	81%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

db-X Exchange-Traded Funds Inc.

PRIVACY POLICY NOTICE (Unaudited)

DBX Strategic Advisors, LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.dbxus.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

db-X Exchange-Traded Funds Inc.

This report is intended for the shareholders of the db-X Exchange-Traded Funds. It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 877-369-4617 or visit the website www.dbxus.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. db-X Exchange-Traded Funds are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investments in small and medium capitalization companies will be subject to higher volatility than larger, more established companies.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

db-X Exchange-Traded Funds are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with db-X Exchange-Traded Funds Inc. or any other affiliate, nor is it affiliated with The Bank of New York Mellon, Amerivest Investment Management, LLC, or TDAM USA Inc.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Zacks and Zacks Lifecycle index are servicemarks of Zacks Investment Research, Inc. (“Zacks”) and have been licensed for use by Deutsche Bank AG. The Fund is not sponsored, endorsed, issued, sold or promoted by Zacks. Zacks does not make any representation regarding the advisability of investing in the Funds.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

INVESTMENT ADVISOR

DBX Strategic Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

R. Charles Tschampion is the designated financial expert on the Audit Committee of db-X Exchange-Traded Funds Inc. with respect to db-X Exchange-Traded Funds Inc., R. Charles Tschampion is not an “interested person” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $98,000 for 2013 and $90,000 for 2012.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2012.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $17,500 for 2013 and $15,000 for 2012.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2012.

(e)(1)	In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Not Applicable.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Ernest J. Scalberg, Michael G. Smith and R. Charles Tschampion.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	db-X Exchange-Traded Funds Inc.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	August 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	August 2, 2013

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	August 2, 2013

*	Print the name and title of each signing officer under his or her signature.